UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2014
Date of reporting period: June 30, 2014

____________________

ITEM 1.  REPORT TO STOCKHOLDERS

DAVIS VARIABLE ACCOUNT FUND, INC.	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Fund, Inc. prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Davis Variable Account Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds' Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds' website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds' Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds' website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.
Form N-Q
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Funds' website at www.davisfunds.com, and on the SEC's website at www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management's Discussion of Fund Performance
DAVIS VALUE PORTFOLIO

Performance Overview

Davis Value Portfolio delivered a total return on net asset value of 5.12% for the six-month period ended June 30, 2014 (the "Period"). Over the Period, the Standard & Poor's 500® Index ("Index") returned 7.14%. The sectors1 within the Index that turned in the strongest performance over the Period were Utilities, Energy, and Health Care. The sectors within the Index that turned in the weakest (but still positive) performance over the Period were Consumer Discretionary, Industrials, and Telecommunication Services.

The Portfolio's Absolute Performance

Energy companies were the most important contributor2 to the Portfolio's absolute performance over the Period. EOG Resources3 and Canadian Natural Resources were among the most important contributors to performance.

Financial companies were the second most important contributor to the Portfolio's absolute performance. Wells Fargo, Bank of New York Mellon, American Express, and Berkshire Hathaway were among the most important contributors to performance. Julius Baer Group, Loews, and Progressive were among the most important detractors from performance. The Portfolio no longer owns Progressive.

Consumer Discretionary companies were the most important detractor from the Portfolio's absolute performance. Bed Bath & Beyond was the most important detractor from performance. The Portfolio no longer owns Bed Bath & Beyond.

Consumer Staple companies were the second most important detractor from the Portfolio's absolute performance. Costco Wholesale and Coca-Cola were among the most important detractors from performance. The Portfolio no longer owns Coca-Cola.

Other important contributors to the Portfolio's absolute performance included Air Products and Chemicals, Laboratory Corp. of America Holdings, and UnitedHealth Group. Other important detractors from the Portfolio's absolute performance included SouFun Holdings, China Merchants Holdings International, and Iron Mountain. The Portfolio no longer owns Iron Mountain.

The Portfolio had approximately 16% of its net assets invested in foreign companies at June 30, 2014. As a whole, those companies under-performed the domestic companies held by the Portfolio.

The Portfolio's Relative Performance

Consumer Staple companies were the most important detractor from the Portfolio's performance relative to the Index over the Period. The Portfolio's Consumer Staple companies under-performed the corresponding sector within the Index and had a higher average weighting.

Health Care companies were the second most important detractor from the Portfolio's relative performance. The Portfolio's Health Care companies under-performed the corresponding sector within the Index and had a lower average weighting.

Information Technology companies also detracted from the Portfolio's relative performance. The Portfolio's Information Technology companies under-performed the corresponding sector within the Index and had a lower average weighting.

Energy companies were the most important contributor to the Portfolio's relative performance. The Portfolio's Energy companies out-performed the corresponding sector within the Index and had a lower average weighting.

Davis Value Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. Davis Value Portfolio's principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk,  financial services risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1    The companies included in the Standard & Poor's 500® Index are divided into ten sectors. One or more industry groups make up a sector.

2    A company's or sector's contribution to or detraction from the Portfolio's performance is a product both of its appreciation or depreciation and its weighting within the Portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3    This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Portfolio's holdings of each company discussed.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management's Discussion of Fund Performance
DAVIS VALUE PORTFOLIO - (CONTINUED)

Comparison of a $10,000 investment in Davis Value Portfolio versus the Standard & Poor's 500® Index over 10 years for an investment made on June 30, 2004

Average Annual Total Return for periods ended June 30, 2014

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund's Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Value Portfolio	22.54%	16.32%	6.62%	5.29%	0.62%	0.62%
Standard & Poor's 500® Index	24.61%	18.83%	7.78%	4.30%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data for Davis Value Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance included the effect of these additional charges, the return would be lower.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management's Discussion of Fund Performance
DAVIS FINANCIAL PORTFOLIO

Performance Overview

Davis Financial Portfolio delivered a total return on net asset value of 6.03% for the six-month period ended June 30, 2014 (the "Period"). Over the Period, the Standard & Poor's 500® Index ("Index") returned 7.14%.

The Portfolio's Absolute Performance

Insurance companies were the most important contributor1 to the Portfolio's absolute performance over the Period. Markel2, Alleghany, and American International Group were among the most important contributors to performance. Loews and Progressive were among the most important detractors from performance.

Banking companies were the second most important contributor to the Portfolio's absolute performance. Wells Fargo was among the most important contributors to performance. State Bank of India was among the most important detractors from performance. The Portfolio no longer owns State Bank of India.

Diversified Financial companies also made positive contributions to the Portfolio's absolute performance. Cielo, Brookfield Asset Management, American Express, Bank of New York Mellon, and Moody's were among the most important contributors to performance. Julius Baer Group, Visa, Goldman Sachs Group, First Marblehead, and Ameriprise Financial were among the most important detractors from performance. The Portfolio no longer owns First Marblehead or Ameriprise Financial.

Another important contributor to the Portfolio's performance was Canadian Natural Resources. Another important detractor from the Portfolio's performance was Bed Bath & Beyond. The Portfolio no longer owns Bed Bath & Beyond.

The Portfolio had approximately 16% of its net assets invested in foreign companies at June 30, 2014. As a whole, those companies out-performed the domestic companies held by the Portfolio.

The Portfolio's Relative Performance

The Portfolio under-performed the Index over the Period. The Portfolio's Financial holdings out-performed the corresponding sector3 within the Index, but the Portfolio's relative performance was hindered by having a higher average weighting in the weaker performing financial sector. The Portfolio also had a limited amount of assets invested in other sectors, which contributed to the Portfolio's overall relative performance versus the Index.

The Portfolio's Banking, Insurance, and Diversified Financial holdings out-performed the corresponding industry groups within the Index.

Davis Financial Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. Davis Financial Portfolio's principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, financial services risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, focused portfolio risk, interest rate sensitivity risk, credit risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio's investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

1    A company's or sector's contribution to or detraction from the Portfolio's performance is a product both of its appreciation or depreciation and its weighting within the Portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

2    This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Portfolio's holdings of each company discussed.

3    The companies included in the Standard & Poor's 500® Index are divided into ten sectors. One or more industry groups make up a sector.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management's Discussion of Fund Performance
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)

Comparison of a $10,000 investment in Davis Financial Portfolio versus the Standard & Poor's 500® Index over 10 years for an investment made on June 30, 2004

Average Annual Total Return for periods ended June 30, 2014

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund's Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Financial Portfolio	21.78%	16.18%	5.16%	4.87%	0.68%	0.68%
Standard & Poor's 500® Index	24.61%	18.83%	7.78%	4.30%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data for Davis Financial Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance included the effect of these additional charges, the return would be lower.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management's Discussion of Fund Performance
DAVIS REAL ESTATE PORTFOLIO

Performance Overview

Davis Real Estate Portfolio delivered a total return on net asset value of 15.31% for the six-month period ended June 30, 2014 (the "Period"). Over the same time Period, the Wilshire U.S. Real Estate Securities Index ("Index") returned 17.93%. Every sub-industry1 within the Index delivered positive returns. The sub-industries within the index that turned in the strongest performance over the Period were Hotels, Resorts & Cruise Lines and Residential REITs. The sub-industries that turned in the weakest (but still positive) performance over the Period were Real Estate Operating Companies and Health Care REITs.

The Portfolio's Absolute Performance

Residential REITs were the most important contributor2 to the Portfolio's absolute performance over the Period. Essex Property Trust3, American Campus Communities, and AvalonBay Communities were among the most important contributors to performance. Campus Crest Communities was among the most important detractors from performance. The Portfolio no longer owns Campus Crest Communities.

Retail REITs were the second most important contributor to the Portfolio's absolute performance. Simon Property Group and Federal Realty Investment Trust were among the most important contributors to performance. CBL & Associates Properties and Washington Prime Group were among the most important detractors from performance. The Portfolio no longer owns CBL & Associates Properties.

Office REITs also made positive contributions to the Portfolio's absolute performance. Alexandria Real Estate Equities, Boston Properties, and Corporate Office Properties Trust were among the most important contributors to performance. SL Green Realty was among the most important detractors from performance. The Portfolio no longer owns SL Green Realty.

The Portfolio's Relative Performance

Real Estate Operating Companies were an important detractor from the Portfolio's performance relative to the Index over the Period. The Portfolio's Real Estate Operating Companies (consisting only of Forest City Enterprises) under-performed the corresponding sub-industry within the Index and had a higher average weighting.

Hotel & Resort REITs were also a detractor from the Portfolio's relative performance. The Portfolio's Hotel & Resort REITs out-performed the corresponding sub-industry within the Index and had a lower average weighting.

Office REITs were the most important contributor to the Portfolio's relative performance. The Portfolio's Office REITs out-performed the corresponding sub-industry within the Index and had a lower average weighting.

Davis Real Estate Fund's investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Real Estate Fund's principal risks are: stock market risk, manager risk, common stock risk, large- capitalization companies risk, mid- and small-capitalization companies risk, headline risk, real estate risk, focused portfolio risk, variable current income risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Real Estate Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a fund that does not concentrate its portfolio.

Davis Real Estate Fund is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund's portfolio in a few companies, the Fund's investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

1  The companies included in the Wilshire U.S. Real Estate Securities Index are divided into ten sub-industries.

2    A company's or sector's contribution to or detraction from the Portfolio's performance is a product both of its appreciation or depreciation and its weighting within the Portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3    This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Portfolio's holdings of each company discussed.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management's Discussion of Fund Performance
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)

Comparison of a $10,000 investment in Davis Real Estate Portfolio versus the
Standard & Poor's 500® Index and the Wilshire U.S. Real Estate Securities Index
over 10 years for an investment made on June 30, 2004

Average Annual Total Return for periods ended June 30, 2014

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Fund's Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Real Estate Portfolio	11.58%	19.46%	6.92%	8.71%	0.84%	0.84%
Standard & Poor's 500® Index	24.61%	18.83%	7.78%	4.30%
Wilshire U.S. Real Estate Securities Index	13.77%	24.07%	9.47%	11.13%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.
The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.
The performance data for Davis Real Estate Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance included the effect of these additional charges, the return would be lower.

DAVIS VARIABLE ACCOUNT FUND, INC.	Fund Overview
DAVIS VALUE PORTFOLIO	June 30, 2014 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 06/30/14 Net Assets)		(% of 06/30/14 Long-Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	81.29%	Diversified Financials	21.63%	5.02%
Common Stock (Foreign)	16.47%	Information Technology	12.52%	18.82%
Corporate Bonds (Foreign)	0.02%	Health Care	9.05%	13.30%
Short-Term Investments	2.22%	Banks	8.59%	6.00%
Investment of Cash Collateral		Energy	7.87%	10.85%
for Securities Loaned	0.29%	Food & Staples Retailing	7.10%	2.26%
Other Assets & Liabilities	(0.29)%	Materials	6.90%	3.50%
	100.00%	Retailing	6.62%	4.03%
		Insurance	4.09%	2.86%
		Food, Beverage & Tobacco	4.08%	5.23%
		Media	3.29%	3.60%
		Capital Goods	2.52%	7.79%
		Other	2.39%	12.97%
		Consumer Services	1.97%	1.74%
		Transportation	1.38%	2.03%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 06/30/14 Net Assets)

American Express Co.	Consumer Finance	7.31%
Wells Fargo & Co.	Banks	6.71%
Google Inc.*	Software & Services	5.84%
Bank of New York Mellon Corp.	Capital Markets	5.36%
EOG Resources, Inc.	Energy	4.29%
Costco Wholesale Corp.	Food & Staples Retailing	3.94%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	3.33%
UnitedHealth Group Inc.	Health Care Equipment & Services	2.70%
Canadian Natural Resources Ltd.	Energy	2.41%
Liberty Global PLC, Series C	Media	2.18%
*Google Inc. holding includes Class A and Class C.

DAVIS VARIABLE ACCOUNT FUND, INC.	Fund Overview
DAVIS FINANCIAL PORTFOLIO	June 30, 2014 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 06/30/14 Net Assets)		(% of 06/30/14 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	82.80%	Diversified Financials	43.70%	5.02%
Common Stock (Foreign)	16.25%	Insurance	31.30%	2.86%
Short-Term Investments	1.01%	Banks	17.49%	6.00%
Other Assets & Liabilities	(0.06)%	Energy	4.48%	10.85%
	100.00%	Information Technology	3.03%	18.82%
		Health Care	–	13.30%
		Capital Goods	–	7.79%
		Food, Beverage & Tobacco	–	5.23%
		Retailing	–	4.03%
		Media	–	3.60%
		Other	–	22.50%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 06/30/14 Net Assets)

American Express Co.	Consumer Finance	10.18%
Wells Fargo & Co.	Banks	9.91%
Bank of New York Mellon Corp.	Capital Markets	6.75%
Markel Corp.	Property & Casualty Insurance	6.51%
Visa Inc., Class A	Diversified Financial Services	4.82%
Everest Re Group, Ltd.	Reinsurance	4.79%
American International Group, Inc.	Multi-line Insurance	4.74%
Brookfield Asset Management Inc., Class A	Capital Markets	4.51%
Julius Baer Group Ltd.	Capital Markets	4.48%
JPMorgan Chase & Co.	Banks	4.44%

DAVIS VARIABLE ACCOUNT FUND, INC.	Fund Overview
DAVIS REAL ESTATE PORTFOLIO	June 30, 2014 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 06/30/14 Net Assets)		(% of 06/30/14 Long-Term Portfolio)

				Wilshire U.S.
				Real Estate
			Fund	Securities Index
Common Stock	91.22%	Retail REITs	22.11%	24.26%
Convertible Bonds	0.50%	Office REITs	18.19%	15.58%
Short-Term Investments	8.10%	Residential REITs	17.56%	18.05%
Other Assets & Liabilities	0.18%	Specialized REITs	10.71%	6.61%
	100.00%	Industrial REITs	7.26%	5.20%
		Diversified REITs	6.29%	7.63%
		Real Estate Operating Companies	5.39%	0.62%
		Hotel & Resorts REITs	4.90%	8.78%
		Diversified Real Estate Activities	2.84%	–
		Telecommunication Services	2.61%	–
		Health Care REITs	2.14%	12.87%
		Hotels, Resorts & Cruise Lines	–	0.40%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 06/30/14 Net Assets)

Simon Property Group, Inc.	Retail REITs	5.15%
AvalonBay Communities, Inc.	Residential REITs	4.91%
American Tower Corp.	Specialized REITs	4.88%
Forest City Enterprises, Inc., Class A	Real Estate Operating Companies	4.45%
Alexandria Real Estate Equities, Inc.	Office REITs	3.72%
Acadia Realty Trust	Retail REITs	3.18%
Essex Property Trust, Inc.	Residential REITs	3.12%
Post Properties, Inc.	Residential REITs	3.10%
Corporate Office Properties Trust	Office REITs	2.93%
General Growth Properties, Inc.	Retail REITs	2.90%

DAVIS VARIABLE ACCOUNT FUND, INC.	Expense Example (Unaudited)

As a shareholder of each Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each Fund is for the six-month period ended June 30, 2014. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company's separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/14)	(06/30/14)	(01/01/14-06/30/14)

Davis Value Portfolio
(annualized expense ratio 0.62%**)
Actual	$1,000.00	$1,051.19	$3.15
Hypothetical	$1,000.00	$1,021.72	$3.11

Davis Financial Portfolio
(annualized expense ratio 0.68%**)
Actual	$1,000.00	$1,060.34	$3.47
Hypothetical	$1,000.00	$1,021.42	$3.41

Davis Real Estate Portfolio
(annualized expense ratio 0.84%**)
Actual	$1,000.00	$1,153.13	$4.48
Hypothetical	$1,000.00	$1,020.63	$4.21

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to the Fund's annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of certain reimbursements from the Adviser.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	June 30, 2014 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (97.76%)
CONSUMER DISCRETIONARY – (12.91%)
Automobiles & Components – (0.86%)
Harley-Davidson, Inc.	47,540	$3,320,669
Consumer Durables & Apparel – (0.44%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	8,900	933,858
Hunter Douglas N.V. (Netherlands)	16,499	790,723
		1,724,581
Consumer Services – (1.93%)
Las Vegas Sands Corp.	98,060	7,474,133
Media – (3.21%)
Liberty Global PLC, Series C *	199,170	8,429,870
Walt Disney Co.	46,880	4,019,491
		12,449,361
Retailing – (6.47%)
Amazon.com, Inc. *	22,970	7,460,311
CarMax, Inc. *	104,780	5,449,608
Liberty Interactive Corp., Series A *	96,334	2,828,848
Liberty Ventures, Series A *	12,958	956,041
Netflix Inc. *	5,030	2,216,671
Priceline Group Inc. *	5,120	6,161,229
		25,072,708
	Total Consumer Discretionary	50,041,452
CONSUMER STAPLES – (10.93%)
Food & Staples Retailing – (6.94%)
Costco Wholesale Corp.	132,580	15,269,239
CVS Caremark Corp.	101,468	7,647,643
Sysco Corp.	106,570	3,991,046
		26,907,928
Food, Beverage & Tobacco – (3.99%)
Diageo PLC, ADR (United Kingdom)	63,733	8,111,299
Heineken Holding N.V. (Netherlands)	66,921	4,399,852
Nestle S.A. (Switzerland)	5,130	397,419
Philip Morris International Inc.	30,180	2,544,476
		15,453,046
	Total Consumer Staples	42,360,974
ENERGY – (7.70%)
Canadian Natural Resources Ltd. (Canada)	203,070	9,322,944
EOG Resources, Inc.	142,240	16,622,166
Occidental Petroleum Corp.	6,480	665,042
Schlumberger Ltd.	12,890	1,520,375
Ultra Petroleum Corp. *	57,140	1,696,487
	Total Energy	29,827,014
FINANCIALS – (34.37%)
Banks – (8.40%)
JPMorgan Chase & Co.	113,528	6,541,483
Wells Fargo & Co.	494,944	26,014,257
		32,555,740

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	June 30, 2014 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (21.15%)
Capital Markets – (8.96%)
Bank of New York Mellon Corp.	554,120	$20,768,418
Brookfield Asset Management Inc., Class A (Canada)	86,700	3,816,534
Charles Schwab Corp.	158,970	4,281,062
Julius Baer Group Ltd. (Switzerland)	142,171	5,861,267
		34,727,281
Consumer Finance – (7.31%)
American Express Co.	298,359	28,305,318
Diversified Financial Services – (4.88%)
Berkshire Hathaway Inc., Class A *	68	12,913,234
Moody's Corp.	24,730	2,167,832
Visa Inc., Class A	18,240	3,843,350
		18,924,416
		81,957,015
Insurance – (4.00%)
Multi-line Insurance – (2.43%)
Fairfax Financial Holdings Ltd. (Canada)	4,230	2,006,606
Fairfax Financial Holdings Ltd., 144A (Canada)(a)	2,490	1,181,283
Loews Corp.	141,840	6,242,378
		9,430,267
Property & Casualty Insurance – (1.21%)
ACE Ltd.	36,920	3,828,604
Markel Corp. *	1,290	845,776
		4,674,380
Reinsurance – (0.36%)
Alleghany Corp. *	3,181	1,393,660
		15,498,307
Real Estate – (0.82%)
Hang Lung Group Ltd. (Hong Kong)	583,410	3,157,779
	Total Financials	133,168,841
HEALTH CARE – (8.85%)
Health Care Equipment & Services – (7.31%)
Express Scripts Holding Co. *	106,550	7,386,579
Laboratory Corp. of America Holdings *	68,290	6,992,896
Quest Diagnostics Inc.	59,320	3,481,491
UnitedHealth Group Inc.	128,150	10,476,262
		28,337,228
Pharmaceuticals, Biotechnology & Life Sciences – (1.54%)
Agilent Technologies, Inc.	30,970	1,778,917
Valeant Pharmaceuticals International, Inc. (Canada)*	33,170	4,183,400
		5,962,317
	Total Health Care	34,299,545
INDUSTRIALS – (4.03%)
Capital Goods – (2.47%)
OCI N.V. (Netherlands)*	29,250	1,141,483
PACCAR Inc.	67,620	4,248,226
Schneider Electric SE (France)	22,180	2,088,012

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	June 30, 2014 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
Textron Inc.	54,500	$2,086,805
		9,564,526
Commercial & Professional Services – (0.21%)
Experian PLC (United Kingdom)	48,212	815,199
Transportation – (1.35%)
China Merchants Holdings International Co., Ltd. (China)	29,528	92,008
Kuehne & Nagel International AG (Switzerland)	34,733	4,621,667
Wesco Aircraft Holdings, Inc. *	25,330	505,587
		5,219,262
	Total Industrials	15,598,987
INFORMATION TECHNOLOGY – (12.25%)
Semiconductors & Semiconductor Equipment – (2.09%)
Texas Instruments Inc.	169,120	8,083,090
Software & Services – (9.67%)
Activision Blizzard, Inc.	182,970	4,081,146
Google Inc., Class A *	19,520	11,415,003
Google Inc., Class C *	19,520	11,232,686
Microsoft Corp.	88,210	3,678,798
Oracle Corp.	76,900	3,116,757
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	23,090	2,125,204
SouFun Holdings Ltd., Class A, ADR (China)	133,840	1,310,294
Twitter, Inc. *	12,790	524,006
		37,483,894
Technology Hardware & Equipment – (0.49%)
Hewlett-Packard Co.	56,061	1,888,135
	Total Information Technology	47,455,119
MATERIALS – (6.72%)
Air Products and Chemicals, Inc.	57,980	7,457,388
Ecolab Inc.	42,700	4,754,218
Emerald Plantation Holdings Ltd. (China)*	112,030	19,605
Holcim Ltd. (Switzerland)	3,720	326,989
Lafarge S.A. (France)(b)	81,810	7,102,224
Martin Marietta Materials, Inc.	9,110	1,202,975
Monsanto Co.	26,990	3,366,733
Praxair, Inc.	13,670	1,815,923
	Total Materials	26,046,055
TOTAL COMMON STOCK – (Identified cost $196,427,123)		378,797,987
CORPORATE BONDS – (0.02%)
MATERIALS – (0.02%)
Emerald Plantation Holdings Ltd., Sr. Notes, 6.00%/8.00%, 01/30/20 (China)(c)	$103,832	82,027
TOTAL CORPORATE BONDS – (Identified cost $70,593)		82,027

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	June 30, 2014 (Unaudited)

Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (2.22%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.12%, 07/01/14, dated 06/30/14, repurchase value of $4,093,014 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.00%, 07/03/14-06/01/44, total market value $4,174,860)	$4,093,000	$4,093,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.11%, 07/01/14, dated 06/30/14, repurchase value of $3,798,012 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-5.50%, 10/15/34-06/20/44, total market value $3,873,960)	3,798,000	3,798,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.15%, 07/01/14, dated 06/30/14, repurchase value of $712,003 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-4.00%, 01/01/23-06/01/44, total market value $726,240)	712,000	712,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $8,603,000)	8,603,000
INVESTMENT OF CASH COLLATERAL FORSECURITIES LOANED – (0.29%)
MONEY MARKET FUNDS – (0.29%) State Street Navigator Securities Lending Prime Portfolio	1,116,023	1,116,023
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (Identified cost $1,116,023)	1,116,023
Total Investments – (100.29%) – (Identified cost $206,216,739) – (d)	388,599,037
Liabilities Less Other Assets – (0.29%)	(1,108,632)
Net Assets – (100.00%)	$387,490,405

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $1,181,283 or 0.30% of the Fund's net assets as of June 30, 2014.

(b)	Security is partially on loan – See Note 6 of the Notes to Financial Statements.

(c)
Represents a PIK Toggle Note: PIK (Pay-In-Kind) toggle notes pay interest in cash at one rate or, at the company's option, pay interest in additional PIK toggle notes. The interest paid in additional notes is set at a higher rate than the cash interest rate.

(d)	Aggregate cost for federal income tax purposes is $207,766,866. At June 30, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$182,412,364
Unrealized depreciation	(1,580,193)
Net unrealized appreciation	$180,832,171

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	June 30, 2014 (Unaudited)

Shares	Value (Note 1)
COMMON STOCK – (99.05%)
ENERGY – (4.44%)
Canadian Natural Resources Ltd. (Canada)	76,190	$3,497,883
	Total Energy	3,497,883
FINANCIALS – (91.60%)
Banks – (17.32%)
ICICI Bank Ltd., ADR (India)	14,060	701,594
JPMorgan Chase & Co.	60,750	3,500,415
U.S. Bancorp	37,760	1,635,763
Wells Fargo & Co.	148,440	7,802,007
		13,639,779
Diversified Financials – (43.28%)
Capital Markets – (21.93%)
Bank of New York Mellon Corp.	141,750	5,312,790
Brookfield Asset Management Inc., Class A (Canada)	80,780	3,555,936
Charles Schwab Corp.	87,550	2,357,721
Goldman Sachs Group, Inc.	15,030	2,516,623
Julius Baer Group Ltd. (Switzerland)	85,574	3,527,949
		17,271,019
Consumer Finance – (10.18%)
American Express Co.	84,510	8,017,464
Diversified Financial Services – (11.17%)
Berkshire Hathaway Inc., Class A *	9	1,709,105
Cielo S.A. (Brazil)	73,440	1,512,342
Moody's Corp.	20,300	1,779,498
Visa Inc., Class A	18,020	3,796,994
		8,797,939
		34,086,422
Insurance – (31.00%)
Insurance Brokers – (3.60%)
Marsh & McLennan Cos, Inc.	54,640	2,831,445
Multi-line Insurance – (6.82%)
American International Group, Inc.	68,380	3,732,181
Loews Corp.	37,320	1,642,453
		5,374,634
Property & Casualty Insurance – (11.94%)
ACE Ltd.	26,910	2,790,567
Markel Corp. *	7,825	5,130,383
Progressive Corp.	58,515	1,483,940
		9,404,890
Reinsurance – (8.64%)
Alleghany Corp. *	6,923	3,033,104
Everest Re Group, Ltd.	23,520	3,774,725
		6,807,829
		24,418,798
	Total Financials	72,144,999

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	June 30, 2014 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATIONS TECHNOLOGY – (3.01%)
Software & Services – (3.01%)
Google Inc., Class A *	2,040	$1,192,961
Google Inc., Class C *	2,040	1,173,908
	TOTAL INFORMATION TECHNOLOGY	2,366,869
	TOTAL COMMON STOCK – (Identified cost $45,196,815)	78,009,751
SHORT-TERM INVESTMENTS – (1.01%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.12%, 07/01/14, dated 06/30/14, repurchase value of $380,001 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.00%, 07/03/14-06/01/44, total market value $387,600)	$380,000	380,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.11%, 07/01/14, dated 06/30/14, repurchase value of $352,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.49%-7.50%, 05/15/22-06/20/44, total market value $359,040)	352,000	352,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.15%, 07/01/14, dated 06/30/14, repurchase value of $66,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.31%-4.50%, 01/01/23-06/01/44, total market value $67,320)	66,000	66,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $798,000)	798,000
Total Investments – (100.06%) – (Identified cost $45,994,815) – (a)		78,807,751
Liabilities Less Other Assets – (0.06%)		(47,625)
	Net Assets – (100.00%)	$78,760,126

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $46,100,047. At June 30, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation		$32,707,704
Unrealized depreciation		–
	Net unrealized appreciation	$32,707,704

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	June 30, 2014 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (91.22%)
FINANCIALS – (88.82%)
Real Estate – (88.82%)
Real Estate Investment Trusts (REITs) – (81.77%)
Diversified REITs – (5.77%)
Cousins Properties, Inc.	8,910	$110,929
Liberty Property Trust	18,220	691,085
Vornado Realty Trust	6,270	669,197
		1,471,211
Health Care REITs – (1.96%)
Ventas, Inc.	7,810	500,621
Hotel & Resort REITs – (4.49%)
Host Hotels & Resorts Inc.	31,820	700,358
LaSalle Hotel Properties	12,620	445,360
		1,145,718
Industrial REITs – (6.66%)
DCT Industrial Trust Inc.	80,430	660,330
EastGroup Properties, Inc.	8,430	541,459
First Industrial Realty Trust, Inc.	6,820	128,489
Terreno Realty Corp.	19,010	367,463
		1,697,741
Office REITs – (16.69%)
Alexandria Real Estate Equities, Inc.	12,230	949,537
BioMed Realty Trust, Inc.	16,170	352,991
Boston Properties, Inc.	6,090	719,716
Brandywine Realty Trust	28,780	448,968
CoreSite Realty Corp.	11,340	375,014
Corporate Office Properties Trust	26,850	746,699
DuPont Fabros Technology Inc.	14,790	398,738
Highwoods Properties, Inc.	6,270	263,027
		4,254,690
Residential REITs – (16.10%)
American Campus Communities, Inc.	15,090	577,042
AvalonBay Communities, Inc.	8,810	1,252,694
Education Realty Trust, Inc.	33,340	358,072
Equity Lifestyle Properties, Inc.	7,530	332,525
Essex Property Trust, Inc.	4,300	795,113
Post Properties, Inc.	14,790	790,673
		4,106,119
Retail REITs – (20.28%)
Acadia Realty Trust	28,910	812,082
DDR Corp.	24,130	425,412
Federal Realty Investment Trust	5,040	609,437
General Growth Properties, Inc.	31,390	739,548
Simon Property Group, Inc.	7,892	1,312,282
Tanger Factory Outlet Centers, Inc.	18,190	636,104
Taubman Centers, Inc.	7,400	560,994
Washington Prime Group Inc.	3,946	73,948
		5,169,807

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	June 30, 2014 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (9.82%)
American Tower Corp.	13,820	$1,243,524
CubeSmart	29,140	533,845
EPR Properties	5,620	313,989
Weyerhaeuser Co.	12,460	412,301
		2,503,659
		20,849,566
Real Estate Management & Development – (7.05%)
Diversified Real Estate Activities – (2.60%)
Alexander & Baldwin Inc.	16,020	664,029
Real Estate Operating Companies – (4.45%)
Forest City Enterprises, Inc., Class A *	57,030	1,133,186
		1,797,215
	Total Financials	22,646,781
TELECOMMUNICATION SERVICES – (2.40%)
SBA Communications Corp., Class A *	5,970	610,820
	Total Telecommunication Services	610,820
TOTAL COMMON STOCK – (Identified cost $21,171,383)		23,257,601
CONVERTIBLE BONDS – (0.50%)
FINANCIALS – (0.50%)
Real Estate – (0.50%)
Real Estate Management & Development – (0.50%)
Real Estate Operating Companies – (0.50%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	$80,000	128,000
TOTAL CONVERTIBLE BONDS – (Identified cost $80,000)		128,000
SHORT-TERM INVESTMENTS – (8.10%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.12%, 07/01/14, dated 06/30/14, repurchase value of $982,003 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.00%, 07/03/14-06/01/44, total market value $1,001,640)	982,000	982,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.11%, 07/01/14, dated 06/30/14, repurchase value of $912,003 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-6.00%, 08/15/23-06/20/44, total market value $930,240)	912,000	912,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.15%, 07/01/14, dated 06/30/14, repurchase value of $171,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.972%-4.50%, 11/01/25-06/01/44, total market value $174,420)	171,000	171,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,065,000)		2,065,000

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	June 30, 2014 (Unaudited)

Total Investments – (99.82%) – (Identified cost $23,316,383) – (a)	$25,450,601
Other Assets Less Liabilities – (0.18%)	46,663
Net Assets – (100.00%)	$25,497,264

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $23,334,021. At June 30, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$2,251,440
Unrealized depreciation	(134,860)
Net unrealized appreciation	$2,116,580

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Statements of Assets and Liabilities
At June 30, 2014 (Unaudited)

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
ASSETS:
Investments in* (see accompanying Schedules of Investments):
Securities at value	$387,483,014	$78,807,751	$25,450,601
Collateral for securities loaned (Note 6)	1,116,023	–	–
Cash	13,122	12,362	1,375
Receivables:
Capital stock sold	123,060	3,651	400
Dividends and interest	295,386	22,910	96,644
Investment securities sold	502,344	–	–
Prepaid expenses	2,651	480	232
Total assets	389,535,600	78,847,154	25,549,252
LIABILITIES:
Return of collateral for securities loaned (Note 6)	1,116,023	–	–
Payables:
Capital stock redeemed	211,214	28,225	18,806
Investment securities purchased	493,809	–	–
Accrued audit fees	9,520	8,260	8,260
Accrued custodian fees	16,000	4,474	3,500
Accrued investment advisory fee	186,036	37,844	14,094
Other accrued expenses	12,593	8,225	7,328
Total liabilities	2,045,195	87,028	51,988
NET ASSETS	$387,490,405	$78,760,126	$25,497,264
SHARES OUTSTANDING	27,344,613	4,926,525	2,099,607
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$14.17	$15.99	$12.14
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$27,345	$4,927	$2,100
Additional paid-in capital	163,618,706	40,546,148	27,518,830
Undistributed net investment income	2,224,340	593,619	433,885
Accumulated net realized gains (losses) from investments and foreign currency transactions	39,235,262	4,802,242	(4,591,779)
Net unrealized appreciation on investments and foreign currency transactions	182,384,752	32,813,190	2,134,228
Net Assets	$387,490,405	$78,760,126	$25,497,264

*Including:
Cost of investments	$205,100,716	$45,994,815	$23,316,383
Cost of collateral for securities loaned	1,116,023	–	–
Market value of securities on loan	1,060,602	–	–

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Statements of Operations
For the six months ended June 30, 2014 (Unaudited)

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
INVESTMENT INCOME:
Income:
Dividends*	$3,139,081	$698,000	$319,640
Interest	8,260	498	8,207
Net securities lending fees	12,160	–	–
Total income	3,159,501	698,498	327,847

Expenses:
Investment advisory fees (Note 3)	1,048,139	211,389	65,416
Custodian fees	43,501	14,378	9,994
Transfer agent fees	8,342	5,496	3,132
Audit fees	10,920	9,660	9,660
Legal fees	5,311	1,071	334
Accounting fees (Note 3)	3,996	1,002	1,002
Reports to shareholders	14,001	3,801	650
Directors' fees and expenses	39,211	10,135	5,122
Registration and filing fees	148	30	11
Miscellaneous	9,577	5,176	4,146
Total expenses	1,183,146	262,138	99,467
Net investment income	1,976,355	436,360	228,380

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	34,415,958	4,514,745	446,506
Foreign currency transactions	(3,498)	(197)	16
Net realized gain	34,412,460	4,514,548	446,522
Net change in unrealized appreciation (depreciation)	(17,254,867)	(514,926)	2,703,601
Net realized and unrealized gain on investments and foreign currency transactions	17,157,593	3,999,622	3,150,123
Net increase in net assets resulting from operations	$19,133,948	$4,435,982	$3,378,503

*Net of foreign taxes withheld as follows	$85,078	$9,590	$817

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Statements of Changes in Net Assets
For the six months ended June 30, 2014 (Unaudited)

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio

OPERATIONS:
Net investment income	$1,976,355	$436,360	$228,380
Net realized gain from investments and foreign currency transactions	34,412,460	4,514,548	446,522
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(17,254,867)	(514,926)	2,703,601
Net increase in net assets resulting from operations	19,133,948	4,435,982	3,378,503

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	–	(73,345)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4)	(27,894,663)	(6,556,765)	181,088
Total increase (decrease) in net assets	(8,760,715)	(2,120,783)	3,486,246

NET ASSETS:
Beginning of period	396,251,120	80,880,909	22,011,018
End of period*	$387,490,405	$78,760,126	$25,497,264

*Including undistributed net investment income of	$2,224,340	$593,619	$433,885

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Statements of Changes in Net Assets
For the year ended December 31, 2013

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio

OPERATIONS:
Net investment income	$3,129,870	$674,500	$397,004
Net realized gain from investments and foreign currency transactions	29,735,695	2,727,465	3,681,187
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	74,418,963	16,821,040	(4,288,685)
Net increase (decrease) in net assets resulting from operations	107,284,528	20,223,005	(210,494)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,160,869)	(428,791)	(296,834)

Realized gains from investment transactions	(26,731,139)	–	–

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(26,697,277)	(6,167,879)	(5,549,967)
Total increase (decrease) in net assets	50,695,243	13,626,335	(6,057,295)

NET ASSETS:
Beginning of year	345,555,877	67,254,574	28,068,313
End of year*	$396,251,120	$80,880,909	$22,011,018

*Including undistributed net investment income of	$247,985	$157,259	$278,850

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements
June 30, 2014 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Davis Variable Account Fund, Inc. (a Maryland corporation), consists of three series of funds, Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio (collectively "Funds"). Davis Value Portfolio and Davis Financial Portfolio are registered under the Investment Company Act of 1940 ("40 Act"), as amended, as diversified, open-end management investment companies. Davis Real Estate Portfolio is registered under the 40 Act, as amended, as a non-diversified, open-end management investment company. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Funds. The Funds account separately for the assets, liabilities, and operations of each series. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
June 30, 2014 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2014 in valuing each Fund's investments carried at value:

	Investments in Securities at Value

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$50,041,452	$–	$–
Consumer Staples	42,360,974	–	–
Energy	29,827,014	3,497,883	–
Financials	133,168,841	72,144,999	22,646,781
Health Care	34,299,545	–	–
Industrials	15,598,987	–	–
Information Technology	47,455,119	2,366,869	–
Materials	26,026,450	–	–
Telecommunication Services	–	–	610,820
Total Level 1	378,778,382	78,009,751	23,257,601

Level 2 – Other Significant Observable Inputs:
Equity securities:
Materials	19,605	–	–
Convertible debt securities	–	–	128,000
Corporate debt securities	82,027	–	–
Short-term securities	8,603,000	798,000	2,065,000
Investment of cash collateral for securities loaned	1,116,023	–	–
Total Level 2	9,820,655	798,000	2,193,000

Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–
Total Investments	$388,599,037	$78,807,751	$25,450,601

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended June 30, 2014.

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
June 30, 2014 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Funds' tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2014, no provision for income tax is required in the Funds' financial statements related to these tax positions. The Funds' federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2010. At December 31, 2013, Davis Real Estate Portfolio had available for federal income tax purposes unused capital loss carryforwards as follows:

Capital Loss
Carryforwards
Expiring
12/31/2017	$5,021,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Funds' organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
June 30, 2014 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2014 were as follow:

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Cost of purchases	$50,625,996	$15,969,467	$5,541,211
Proceeds from sales	76,543,410	21,697,262	6,024,603

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser. The annual rate for each Fund is 0.55% of the average net assets.

Accounting Fees - State Street Bank and Trust Company ("State Street Bank") is the Funds' primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Funds' custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2014 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio amounted to $3,996, $1,002, and $1,002, respectively.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
June 30, 2014 (Unaudited)

NOTE 4 - CAPITAL STOCK

At June 30, 2014, there were 5 billion shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2014 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)
Davis Value Portfolio
Shares:	338,717	–	(2,399,391)	(2,060,674)
Value:	$4,573,365	$–	$(32,468,028)	$(27,894,663)

Davis Financial Portfolio
Shares:	43,733	–	(480,534)	(436,801)
Value:	$655,217	$–	$(7,211,982)	$(6,556,765)

Davis Real Estate Portfolio
Shares:	257,603	6,395	(248,774)	15,224
Value:	$2,942,952	$73,345	$(2,835,209)	$181,088

	Year ended December 31, 2013
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease
Davis Value Portfolio
Shares:	977,891	2,230,747	(5,424,748)	(2,216,110)
Value:	$12,415,959	$29,892,008	$(69,005,244)	$(26,697,277)

Davis Financial Portfolio
Shares:	459,945	28,682	(948,654)	(460,027)
Value:	$6,097,514	$428,791	$(12,694,184)	$(6,167,879)

Davis Real Estate Portfolio
Shares:	137,016	27,298	(671,030)	(506,716)
Value:	$1,523,175	$296,834	$(7,369,976)	$(5,549,967)

NOTE 5 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Funds had no borrowings during the six months ended June 30, 2014.

NOTE 6 - SECURITIES LOANED

Davis Value Portfolio has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2014, the Fund had on loan:

Davis Value Portfolio
Securities valued at	$1,060,602
Cash received as loan collateral	1,116,023

The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

DAVIS VARIABLE ACCOUNT FUND, INC.	Financial Highlights
DAVIS VALUE PORTFOLIO

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2014	Year ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$13.48	$10.93	$10.47	$11.97	$10.75	$8.26

Income (Loss) from Investment Operations:
Net Investment Income	0.07	0.12	0.20	0.13	0.11	0.08
Net Realized and Unrealized Gains (Losses)	0.62	3.53	1.16	(0.63)	1.26	2.49
Total from Investment Operations	0.69	3.65	1.36	(0.50)	1.37	2.57

Dividends and Distributions:
Dividends from Net Investment Income	–	(0.12)	(0.19)	(0.10)	(0.15)	(0.08)
Distributions from Realized Gains	–	(0.98)	(0.71)	(0.90)	–	–
Total Dividends and Distributions	–	(1.10)	(0.90)	(1.00)	(0.15)	(0.08)
Net Asset Value, End of Period	$14.17	$13.48	$10.93	$10.47	$11.97	$10.75

Total Return[a]	5.12%	33.43%	13.08%	(4.18)%	12.76%	31.16%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$387,490	$396,251	$345,556	$351,369	$472,734	$519,404
Ratio of Expenses to Average Net Assets:
Gross	0.62%[b]	0.62%	0.64%	0.63%	0.63%	0.71%
Net[c]	0.62%[b]	0.62%	0.64%	0.63%	0.63%	0.71%
Ratio of Net Investment Income to Average Net Assets	1.04%[b]	0.84%	1.63%	1.15%	1.03%	0.97%
Portfolio Turnover Rate[d]	13%	10%	10%	13%	21%	20%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

b	Annualized.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Financial Highlights – (Continued)
DAVIS FINANCIAL PORTFOLIO

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2014	Year ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$15.08	$11.55	$9.98	$11.00	$9.98	$7.12

Income (Loss) from Investment Operations:
Net Investment Income	0.09	0.13	0.12	0.14	0.12	0.05
Net Realized and Unrealized Gains (Losses)	0.82	3.48	1.75	(1.01)	0.99	2.88
Total from Investment Operations	0.91	3.61	1.87	(0.87)	1.11	2.93

Dividends and Distributions:
Dividends from Net Investment Income	–	(0.08)	(0.23)	(0.15)	(0.09)	(0.07)
Distributions from Realized Gains	–	–	–[a]	–	–	–
Return of Capital	–	–	(0.07)	–	–	–
Total Dividends and Distributions	–	(0.08)	(0.30)	(0.15)	(0.09)	(0.07)
Net Asset Value, End of Period	$15.99	$15.08	$11.55	$9.98	$11.00	$9.98

Total Return[b]	6.03%	31.26%	18.83%	(7.96)%	11.10%	41.18%[c]

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$78,760	$80,881	$67,255	$60,834	$82,403	$87,837
Ratio of Expenses to Average Net Assets:
Gross	0.68%[d]	0.68%	0.69%	0.69%	0.69%	0.78%
Net[e]	0.68%[d]	0.68%	0.69%	0.69%	0.69%	0.78%
Ratio of Net Investment Income to Average Net Assets	1.14%[d]	0.90%	0.98%	0.99%	0.99%	0.67%
Portfolio Turnover Rate[f]	21%	2%	16%	11%	2%	10%

a	Less than $0.005 per share.

b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

c
Davis Financial Portfolio received a favorable class action settlement from a company that it no longer owns. This settlement had an approximate impact of 0.4% on the investment performance of the Fund in 2009. This was a one-time event that is unlikely to be repeated.

d	Annualized.

e	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

f
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Financial Highlights – (Continued)
DAVIS REAL ESTATE PORTFOLIO

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2014	Year ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.56	$10.83	$9.34	$8.69	$7.40	$5.80

Income (Loss) from Investment Operations:
Net Investment Income	0.11	0.19	0.16	0.14	0.13	0.16
Net Realized and Unrealized Gains (Losses)	1.51	(0.33)	1.44	0.63	1.31	1.60
Total from Investment Operations	1.62	(0.14)	1.60	0.77	1.44	1.76

Dividends and Distributions:
Dividends from Net Investment Income	(0.04)	(0.13)	(0.11)	(0.12)	(0.15)	(0.16)
Total Dividends and Distributions	(0.04)	(0.13)	(0.11)	(0.12)	(0.15)	(0.16)
Net Asset Value, End of Period	$12.14	$10.56	$10.83	$9.34	$8.69	$7.40

Total Return[a]	15.31%	(1.32)%	17.15%	8.89%	19.70%	31.73%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)
Ratio of Expenses to Average Net Assets:	$25,497	$22,011	$28,068	$24,226	$25,269	$23,566
Gross	0.84%[b]	0.81%	0.77%	0.81%	0.81%	0.98%
Net[c]	0.84%[b]	0.81%	0.77%	0.81%	0.81%	0.98%
Ratio of Net Investment Income to Average Net Assets	1.92%[b]	1.52%	1.55%	1.50%	1.58%	2.81%
Portfolio Turnover Rate[d]	25%	73%	51%	75%	43%	70%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

b	Annualized.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly "Davis Advisors" and "Advisory Agreements").

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in March 2014 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. In reaching their decision the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio and their shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors' determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors' recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.
Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder's ultimate return is the product of a fund's results as well as the shareholder's behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Davis Funds' shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds.  In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors' (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over the long-term; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

DAVIS VARIABLE ACCOUNT FUND, INC.	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules of each of the Funds, including an assessment of competitive fee schedules.

The Independent Directors reviewed the fixed management fee for each Fund, profitability of each Fund to Davis Advisors, the extent to which economies of scale might be realized if the Funds' net assets increase, and whether the fixed fee reflected those potential economies of scale. The Independent Directors considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors' sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive and the risks associated with operating SEC registered, publicly traded mutual funds are greater. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax and accounting issues which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has gotten more intense.

Davis Value Portfolio

The Independent Directors noted that Davis Value Portfolio had under-performed its benchmark, the Standard & Poor's 500® Index, over the three-, five-, and ten-year time periods and out-performed over the one-year time period and since inception (July 1, 1999), all ended February 28, 2014. The Lipper Report (prepared by an independent service provider) indicated that the Fund out-performed the Lipper Performance Universe and Lipper Index over the one-year time period, but under-performed over the two-, three-, four-, five-, and ten-year time periods, all ended December 31, 2013. The Fund out-performed the Standard & Poor's 500® Index in 5 of the 10 rolling five-year time frames and the performance universe in 8 of the 10 rolling five-year time frames ended December 31 for each year from 2004 through 2013. The Fund out-performed the Index in 3 of the 5 rolling ten-year time frames and the performance universe in all 5 rolling ten-year time frames ended December 31 for each year from 2009 through 2013.

The Independent Directors considered Davis Value Portfolio's management fee and total expense ratio. Both were reasonable and below the average and median ratios of its peer group as determined by Lipper.

Davis Financial Portfolio

The Independent Directors noted that Davis Financial Portfolio had under-performed its benchmark, the Standard & Poor's 500® Index, over the one-, three-, five-, and ten-year time periods and out-performed since inception (July 1, 1999), all ended February 28, 2014. The Lipper Report (prepared by an independent service provider) indicated that the Fund out-performed the Lipper Performance Universe over the three-, four-, five-, and ten-year time periods, but under-performed over the one- and two-year time periods, all ended December 31, 2013. The Fund out-performed the Standard & Poor's 500® Index in 3 of the 10 rolling five-year time frames and the performance universe in all 10 rolling five-year time frames ended December 31 for each year from 2004 through 2013. The Fund out-performed the Index in 1 of the 5 rolling ten-year time frames and the performance universe in all 5 rolling ten-year time frames ended December 31 for each year from 2009 through 2013.

The Independent Directors considered Davis Financial Portfolio's management fee and total expense ratio. Both were reasonable and below the average ratios of its peer group as determined by Lipper.

DAVIS VARIABLE ACCOUNT FUND, INC.	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Davis Real Estate Portfolio

The Independent Directors noted that Davis Real Estate Portfolio under-performed its benchmark, the Wilshire U.S. Real Estate Securities Index, over the one-, three-, five-, and ten-year time periods as well as since inception (July 1, 1999), all ended February 28, 2014. The Lipper Report (prepared by an independent service provider) indicated that the Fund under-performed the Lipper Performance Universe over the one-, two-, three-, four-, five-, and ten-year time periods ended December 31, 2013. The Fund out-performed the Lipper Category Index over the three-, four-, and five-year time periods, but under-performed over the one-, two-, and ten-year time periods, all ended December 31, 2013. The Independent Directors noted that the Fund out-performed the Wilshire U.S. Real Estate Securities Index in 1 of the 10 rolling five-year time frames and the performance universe in 4 of the 10 rolling five-year time frames ended December 31 for each year from 2004 through 2013. The Fund under-performed both the Index and the performance universe in all 5 of the rolling ten-year time frames ended December 31 for each year from 2009 through 2013.

The Independent Directors considered Davis Real Estate Portfolio's management fee and total expense ratio. Both were reasonable and below the average and median ratios of its peer group as determined by Lipper.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors' shareholder oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fees for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio were reasonable in light of the nature, quality, and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of their peer groups as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of each Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

DAVIS VARIABLE ACCOUNT FUND, INC.	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago (public transportation system).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corp. (diversified financial holding company).	13	Director, Graham Holdings Company (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	Director, exp Global Inc. (engineering).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010.	13
Director, Modine
Manufacturing Company (heat
transfer technology); Director,
Chicago Bridge & Iron
Company, N.V. (industrial
construction and engineering);
Director, Fifth Third Bancorp
(diversified financial services).

DAVIS VARIABLE ACCOUNT FUND, INC.	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	15	Director, Selected Funds (consisting of two portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	15	Director, Selected Funds (consisting of two portfolios) since 1998; Director, Graham Holdings Company (publishing company).

*Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

DAVIS VARIABLE ACCOUNT FUND INC.

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Variable Account Fund, Inc., including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds' Statement of Additional Information contains additional information about the Funds' Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Funds' website at www.davisfunds.com. Quarterly Fact Sheets are available on the Funds' website at www.davisfunds.com.

DAVIS VALUE PORTFOLIO	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Value Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Davis Value Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.
Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund's website at www.davisfunds.com, and on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS VALUE PORTFOLIO	Management's Discussion of Fund Performance

Performance Overview

Davis Value Portfolio delivered a total return on net asset value of 5.12% for the six-month period ended June 30, 2014 (the "Period"). Over the Period, the Standard & Poor's 500® Index ("Index") returned 7.14%. The sectors1 within the Index that turned in the strongest performance over the Period were Utilities, Energy, and Health Care. The sectors within the Index that turned in the weakest (but still positive) performance over the Period were Consumer Discretionary, Industrials, and Telecommunication Services.

The Portfolio's Absolute Performance

Energy companies were the most important contributor2 to the Portfolio's absolute performance over the Period. EOG Resources3 and Canadian Natural Resources were among the most important contributors to performance.

Financial companies were the second most important contributor to the Portfolio's absolute performance. Wells Fargo, Bank of New York Mellon, American Express, and Berkshire Hathaway were among the most important contributors to performance. Julius Baer Group, Loews, and Progressive were among the most important detractors from performance. The Portfolio no longer owns Progressive.

Consumer Discretionary companies were the most important detractor from the Portfolio's absolute performance. Bed Bath & Beyond was the most important detractor from performance. The Portfolio no longer owns Bed Bath & Beyond.

Consumer Staple companies were the second most important detractor from the Portfolio's absolute performance. Costco Wholesale and Coca-Cola were among the most important detractors from performance. The Portfolio no longer owns Coca-Cola.

Other important contributors to the Portfolio's absolute performance included Air Products and Chemicals, Laboratory Corp. of America Holdings, and UnitedHealth Group. Other important detractors from the Portfolio's absolute performance included SouFun Holdings, China Merchants Holdings International, and Iron Mountain. The Portfolio no longer owns Iron Mountain.

The Portfolio had approximately 16% of its net assets invested in foreign companies at June 30, 2014. As a whole, those companies under-performed the domestic companies held by the Portfolio.

The Portfolio's Relative Performance

Consumer Staple companies were the most important detractor from the Portfolio's performance relative to the Index over the Period. The Portfolio's Consumer Staple companies under-performed the corresponding sector within the Index and had a higher average weighting.

Health Care companies were the second most important detractor from the Portfolio's relative performance. The Portfolio's Health Care companies under-performed the corresponding sector within the Index and had a lower average weighting.

Information Technology companies also detracted from the Portfolio's relative performance. The Portfolio's Information Technology companies under-performed the corresponding sector within the Index and had a lower average weighting.

Energy companies were the most important contributor to the Portfolio's relative performance. The Portfolio's Energy companies out-performed the corresponding sector within the Index and had a lower average weighting.

Davis Value Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. Davis Value Portfolio's principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk,  financial services risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1    The companies included in the Standard & Poor's 500® Index are divided into ten sectors. One or more industry groups make up a sector.

2    A company's or sector's contribution to or detraction from the Portfolio's performance is a product both of its appreciation or depreciation and its weighting within the Portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3    This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Portfolio's holdings of each company discussed.

2

DAVIS VALUE PORTFOLIO	Management's Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Value Portfolio versus the Standard & Poor's 500® Index over 10 years for an investment made on June 30, 2004

Average Annual Total Return for periods ended June 30, 2014

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund's Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Value Portfolio	22.54%	16.32%	6.62%	5.29%	0.62%	0.62%
Standard & Poor's 500® Index	24.61%	18.83%	7.78%	4.30%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data for Davis Value Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS VALUE PORTFOLIO	Fund Overview
June 30, 2014 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 06/30/14 Net Assets)		(% of 06/30/14 Long-Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	81.29%	Diversified Financials	21.63%	5.02%
Common Stock (Foreign)	16.47%	Information Technology	12.52%	18.82%
Corporate Bonds (Foreign)	0.02%	Health Care	9.05%	13.30%
Short-Term Investments	2.22%	Banks	8.59%	6.00%
Investment of Cash Collateral		Energy	7.87%	10.85%
for Securities Loaned	0.29%	Food & Staples Retailing	7.10%	2.26%
Other Assets & Liabilities	(0.29)%	Materials	6.90%	3.50%
	100.00%	Retailing	6.62%	4.03%
		Insurance	4.09%	2.86%
		Food, Beverage & Tobacco	4.08%	5.23%
		Media	3.29%	3.60%
		Capital Goods	2.52%	7.79%
		Other	2.39%	12.97%
		Consumer Services	1.97%	1.74%
		Transportation	1.38%	2.03%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 06/30/14 Net Assets)

American Express Co.	Consumer Finance	7.31%
Wells Fargo & Co.	Banks	6.71%
Google Inc.*	Software & Services	5.84%
Bank of New York Mellon Corp.	Capital Markets	5.36%
EOG Resources, Inc.	Energy	4.29%
Costco Wholesale Corp.	Food & Staples Retailing	3.94%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	3.33%
UnitedHealth Group Inc.	Health Care Equipment & Services	2.70%
Canadian Natural Resources Ltd.	Energy	2.41%
Liberty Global PLC, Series C	Media	2.18%
*Google Inc. holding includes Class A and Class C.

4

DAVIS VALUE PORTFOLIO	Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2014. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company's separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/14)	Ending Account Value (06/30/14)	Expenses Paid During Period* (01/01/14-06/30/14)

Actual	$1,000.00	$1,051.19	$3.15
Hypothetical	$1,000.00	$1,021.72	$3.11

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund's annualized operating expense ratio (0.62%)**, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS VALUE PORTFOLIO	Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (97.76%)
CONSUMER DISCRETIONARY – (12.91%)
Automobiles & Components – (0.86%)
Harley-Davidson, Inc.	47,540	$3,320,669
Consumer Durables & Apparel – (0.44%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	8,900	933,858
Hunter Douglas N.V. (Netherlands)	16,499	790,723
		1,724,581
Consumer Services – (1.93%)
Las Vegas Sands Corp.	98,060	7,474,133
Media – (3.21%)
Liberty Global PLC, Series C *	199,170	8,429,870
Walt Disney Co.	46,880	4,019,491
		12,449,361
Retailing – (6.47%)
Amazon.com, Inc. *	22,970	7,460,311
CarMax, Inc. *	104,780	5,449,608
Liberty Interactive Corp., Series A *	96,334	2,828,848
Liberty Ventures, Series A *	12,958	956,041
Netflix Inc. *	5,030	2,216,671
Priceline Group Inc. *	5,120	6,161,229
		25,072,708
	Total Consumer Discretionary	50,041,452
CONSUMER STAPLES – (10.93%)
Food & Staples Retailing – (6.94%)
Costco Wholesale Corp.	132,580	15,269,239
CVS Caremark Corp.	101,468	7,647,643
Sysco Corp.	106,570	3,991,046
		26,907,928
Food, Beverage & Tobacco – (3.99%)
Diageo PLC, ADR (United Kingdom)	63,733	8,111,299
Heineken Holding N.V. (Netherlands)	66,921	4,399,852
Nestle S.A. (Switzerland)	5,130	397,419
Philip Morris International Inc.	30,180	2,544,476
		15,453,046
	Total Consumer Staples	42,360,974
ENERGY – (7.70%)
Canadian Natural Resources Ltd. (Canada)	203,070	9,322,944
EOG Resources, Inc.	142,240	16,622,166
Occidental Petroleum Corp.	6,480	665,042
Schlumberger Ltd.	12,890	1,520,375
Ultra Petroleum Corp. *	57,140	1,696,487
	Total Energy	29,827,014
FINANCIALS – (34.37%)
Banks – (8.40%)
JPMorgan Chase & Co.	113,528	6,541,483
Wells Fargo & Co.	494,944	26,014,257
		32,555,740

6

DAVIS VALUE PORTFOLIO	Schedule of Investments – (Continued)
June 30, 2014 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (21.15%)
Capital Markets – (8.96%)
Bank of New York Mellon Corp.	554,120	$20,768,418
Brookfield Asset Management Inc., Class A (Canada)	86,700	3,816,534
Charles Schwab Corp.	158,970	4,281,062
Julius Baer Group Ltd. (Switzerland)	142,171	5,861,267
		34,727,281
Consumer Finance – (7.31%)
American Express Co.	298,359	28,305,318
Diversified Financial Services – (4.88%)
Berkshire Hathaway Inc., Class A *	68	12,913,234
Moody's Corp.	24,730	2,167,832
Visa Inc., Class A	18,240	3,843,350
		18,924,416
		81,957,015
Insurance – (4.00%)
Multi-line Insurance – (2.43%)
Fairfax Financial Holdings Ltd. (Canada)	4,230	2,006,606
Fairfax Financial Holdings Ltd., 144A (Canada)(a)	2,490	1,181,283
Loews Corp.	141,840	6,242,378
		9,430,267
Property & Casualty Insurance – (1.21%)
ACE Ltd.	36,920	3,828,604
Markel Corp. *	1,290	845,776
		4,674,380
Reinsurance – (0.36%)
Alleghany Corp. *	3,181	1,393,660
		15,498,307
Real Estate – (0.82%)
Hang Lung Group Ltd. (Hong Kong)	583,410	3,157,779
	Total Financials	133,168,841
HEALTH CARE – (8.85%)
Health Care Equipment & Services – (7.31%)
Express Scripts Holding Co. *	106,550	7,386,579
Laboratory Corp. of America Holdings *	68,290	6,992,896
Quest Diagnostics Inc.	59,320	3,481,491
UnitedHealth Group Inc.	128,150	10,476,262
		28,337,228
Pharmaceuticals, Biotechnology & Life Sciences – (1.54%)
Agilent Technologies, Inc.	30,970	1,778,917
Valeant Pharmaceuticals International, Inc. (Canada)*	33,170	4,183,400
		5,962,317
	Total Health Care	34,299,545
INDUSTRIALS – (4.03%)
Capital Goods – (2.47%)
OCI N.V. (Netherlands)*	29,250	1,141,483
PACCAR Inc.	67,620	4,248,226
Schneider Electric SE (France)	22,180	2,088,012

7

DAVIS VALUE PORTFOLIO	Schedule of Investments – (Continued)
June 30, 2014 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
Textron Inc.	54,500	$2,086,805
		9,564,526
Commercial & Professional Services – (0.21%)
Experian PLC (United Kingdom)	48,212	815,199
Transportation – (1.35%)
China Merchants Holdings International Co., Ltd. (China)	29,528	92,008
Kuehne & Nagel International AG (Switzerland)	34,733	4,621,667
Wesco Aircraft Holdings, Inc. *	25,330	505,587
		5,219,262
	Total Industrials	15,598,987
INFORMATION TECHNOLOGY – (12.25%)
Semiconductors & Semiconductor Equipment – (2.09%)
Texas Instruments Inc.	169,120	8,083,090
Software & Services – (9.67%)
Activision Blizzard, Inc.	182,970	4,081,146
Google Inc., Class A *	19,520	11,415,003
Google Inc., Class C *	19,520	11,232,686
Microsoft Corp.	88,210	3,678,798
Oracle Corp.	76,900	3,116,757
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	23,090	2,125,204
SouFun Holdings Ltd., Class A, ADR (China)	133,840	1,310,294
Twitter, Inc. *	12,790	524,006
		37,483,894
Technology Hardware & Equipment – (0.49%)
Hewlett-Packard Co.	56,061	1,888,135
	Total Information Technology	47,455,119
MATERIALS – (6.72%)
Air Products and Chemicals, Inc.	57,980	7,457,388
Ecolab Inc.	42,700	4,754,218
Emerald Plantation Holdings Ltd. (China)*	112,030	19,605
Holcim Ltd. (Switzerland)	3,720	326,989
Lafarge S.A. (France)(b)	81,810	7,102,224
Martin Marietta Materials, Inc.	9,110	1,202,975
Monsanto Co.	26,990	3,366,733
Praxair, Inc.	13,670	1,815,923
	Total Materials	26,046,055
TOTAL COMMON STOCK – (Identified cost $196,427,123)		378,797,987
CORPORATE BONDS – (0.02%)
MATERIALS – (0.02%)
Emerald Plantation Holdings Ltd., Sr. Notes, 6.00%/8.00%, 01/30/20 (China)(c)	$103,832	82,027
TOTAL CORPORATE BONDS – (Identified cost $70,593)		82,027

8

DAVIS VALUE PORTFOLIO	Schedule of Investments – (Continued)
June 30, 2014 (Unaudited)

Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (2.22%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.12%, 07/01/14, dated 06/30/14, repurchase value of $4,093,014 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.00%, 07/03/14-06/01/44, total market value $4,174,860)	$4,093,000	$4,093,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.11%, 07/01/14, dated 06/30/14, repurchase value of $3,798,012 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-5.50%, 10/15/34-06/20/44, total market value $3,873,960)	3,798,000	3,798,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.15%, 07/01/14, dated 06/30/14, repurchase value of $712,003 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-4.00%, 01/01/23-06/01/44, total market value $726,240)	712,000	712,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $8,603,000)	8,603,000
INVESTMENT OF CASH COLLATERAL FORSECURITIES LOANED – (0.29%)
MONEY MARKET FUNDS – (0.29%) State Street Navigator Securities Lending Prime Portfolio	1,116,023	1,116,023
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (Identified cost $1,116,023)	1,116,023
Total Investments – (100.29%) – (Identified cost $206,216,739) – (d)	388,599,037
Liabilities Less Other Assets – (0.29%)	(1,108,632)
Net Assets – (100.00%)	$387,490,405

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $1,181,283 or 0.30% of the Fund's net assets as of June 30, 2014.

(b)	Security is partially on loan – See Note 6 of the Notes to Financial Statements.

(c)
Represents a PIK Toggle Note: PIK (Pay-In-Kind) toggle notes pay interest in cash at one rate or, at the company's option, pay interest in additional PIK toggle notes. The interest paid in additional notes is set at a higher rate than the cash interest rate.

(d)	Aggregate cost for federal income tax purposes is $207,766,866. At June 30, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$182,412,364
Unrealized depreciation	(1,580,193)
Net unrealized appreciation	$180,832,171

See Notes to Financial Statements

9

DAVIS VALUE PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2014 (Unaudited)

ASSETS:
Investments in* (see accompanying Schedule of Investments):
Securities at value	$387,483,014
Collateral for securities loaned (Note 6)	1,116,023
Cash	13,122
Receivables:
Capital stock sold	123,060
Dividends and interest	295,386
Investment securities sold	502,344
Prepaid expenses	2,651
Total assets	389,535,600
LIABILITIES:
Return of collateral for securities loaned (Note 6)	1,116,023
Payables:
Capital stock redeemed	211,214
Investment securities purchased	493,809
Accrued investment advisory fee	186,036
Other accrued expenses	38,113
Total liabilities	2,045,195
NET ASSETS	$387,490,405
SHARES OUTSTANDING	27,344,613
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$14.17
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$27,345
Additional paid-in capital	163,618,706
Undistributed net investment income	2,224,340
Accumulated net realized gains from investments and foreign currency transactions	39,235,262
Net unrealized appreciation on investments and foreign currency transactions	182,384,752
Net Assets	$387,490,405

*Including:
Cost of Investments	$205,100,716
Cost of collateral for securities loaned	1,116,023
Market value of securities on loan	1,060,602

See Notes to Financial Statements

10

DAVIS VALUE PORTFOLIO	Statement of Operations
For the six months ended June 30, 2014 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$3,139,081
Interest		8,260
Net securities lending fees		12,160
Total income		3,159,501

Expenses:
Investment advisory fees (Note 3)	$1,048,139
Custodian fees	43,501
Transfer agent fees	8,342
Audit fees	10,920
Legal fees	5,311
Accounting fees (Note 3)	3,996
Reports to shareholders	14,001
Directors' fees and expenses	39,211
Registration and filing fees	148
Miscellaneous	9,577
Total expenses		1,183,146
Net investment income		1,976,355

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		34,415,958
Foreign currency transactions		(3,498)
Net realized gain		34,412,460
Net decrease in unrealized appreciation		(17,254,867)
Net realized and unrealized gain on investments and foreign currency transactions		17,157,593
Net increase in net assets resulting from operations		$19,133,948

*Net of foreign taxes withheld as follows		$85,078

See Notes to Financial Statements

11

DAVIS VALUE PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
OPERATIONS:
Net investment income	$1,976,355	$3,129,870
Net realized gain from investments and foreign currency transactions	34,412,460	29,735,695
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(17,254,867)	74,418,963
Net increase in net assets resulting from operations	19,133,948	107,284,528

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(3,160,869)

Realized gains from investment transactions	–	(26,731,139)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(27,894,663)	(26,697,277)
Total increase (decrease) in net assets	(8,760,715)	50,695,243

NET ASSETS:
Beginning of period	396,251,120	345,555,877
End of period*	$387,490,405	$396,251,120

*Including undistributed net investment income of	$2,224,340	$247,985

See Notes to Financial Statements

12

DAVIS VALUE PORTFOLIO	Notes to Financial Statements
June 30, 2014 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

13

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2014 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$50,041,452	$–	$–	$50,041,452
Consumer Staples	42,360,974	–	–	42,360,974
Energy	29,827,014	–	–	29,827,014
Financials	133,168,841	–	–	133,168,841
Health Care	34,299,545	–	–	34,299,545
Industrials	15,598,987	–	–	15,598,987
Information Technology	47,455,119	–	–	47,455,119
Materials	26,026,450	19,605	–	26,046,055
Corporate debt securities	–	82,027	–	82,027
Short-term securities	–	8,603,000	–	8,603,000
Investment of cash collateral for securities loaned	–	1,116,023	–	1,116,023
Total Investments	$378,778,382	$9,820,655	$–	$388,599,037

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended June 30, 2014.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

14

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2014 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2014, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2010.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Directors account is based upon years of service and fees paid to each Directors during the years of service. The amount paid to the Directors by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2014 were $50,625,996 and $76,543,410, respectively.

15

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2014 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund's average net assets.

Accounting Fees - State Street Bank and Trust Company ("State Street Bank") is the Fund's primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2014 amounted to $3,996.

NOTE 4 - CAPITAL STOCK

At June 30, 2014, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2014 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	338,717	–	(2,399,391)	(2,060,674)
Value:	$4,573,365	$–	$(32,468,028)	$(27,894,663)

	Year ended December 31, 2013
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	977,891	2,230,747	(5,424,748)	(2,216,110)
Value:	$12,415,959	$29,892,008	$(69,005,244)	$(26,697,277)

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Fund had no borrowings during the six months ended June 30, 2014.

NOTE 6 - SECURITIES LOANED

The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2014, the Fund had on loan:

Securities valued at	$1,060,602
Cash received as loan collateral	1,116,023

The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

16

DAVIS VALUE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2014	Year ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$13.48	$10.93	$10.47	$11.97	$10.75	$8.26

Income (Loss) from Investment Operations:
Net Investment Income	0.07	0.12	0.20	0.13	0.11	0.08
Net Realized and Unrealized Gains (Losses)	0.62	3.53	1.16	(0.63)	1.26	2.49
Total from Investment Operations	0.69	3.65	1.36	(0.50)	1.37	2.57

Dividends and Distributions:
Dividends from Net Investment Income	–	(0.12)	(0.19)	(0.10)	(0.15)	(0.08)
Distributions from Realized Gains	–	(0.98)	(0.71)	(0.90)	–	–
Total Dividends and Distributions	–	(1.10)	(0.90)	(1.00)	(0.15)	(0.08)
Net Asset Value, End of Period	$14.17	$13.48	$10.93	$10.47	$11.97	$10.75

Total Return[a]	5.12%	33.43%	13.08%	(4.18)%	12.76%	31.16%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$387,490	$396,251	$345,556	$351,369	$472,734	$519,404
Ratio of Expenses to Average Net Assets:
Gross	0.62%[b]	0.62%	0.64%	0.63%	0.63%	0.71%
Net[c]	0.62%[b]	0.62%	0.64%	0.63%	0.63%	0.71%
Ratio of Net Investment Income to Average Net Assets	1.04%[b]	0.84%	1.63%	1.15%	1.03%	0.97%
Portfolio Turnover Rate[d]	13%	10%	10%	13%	21%	20%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

b	Annualized.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

17

DAVIS VALUE PORTFOLIO	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly "Davis Advisors" and "Advisory Agreements").

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in March 2014 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. In reaching their decision the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Value Portfolio and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors' determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors' recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.
Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder's ultimate return is the product of a fund's results as well as the shareholder's behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Davis Funds' shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds.  In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors' (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over the long-term; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

18

DAVIS VALUE PORTFOLIO	Director Approval of Advisory Agreements (Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule of the Fund, including an assessment of competitive fee schedules.

The Independent Directors reviewed the fixed management fee for the Fund, profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund's net assets increase, and whether the fixed fee reflected those potential economies of scale. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors' sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive and the risks associated with operating SEC registered, publicly traded mutual funds are greater. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax and accounting issues which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has gotten more intense.

The Independent Directors noted that Davis Value Portfolio had under-performed its benchmark, the Standard & Poor's 500® Index, over the three-, five-, and ten-year time periods and out-performed over the one-year time period and since inception (July 1, 1999), all ended February 28, 2014. The Lipper Report (prepared by an independent service provider) indicated that the Fund out-performed the Lipper Performance Universe and Lipper Index over the one-year time period, but under-performed over the two-, three-, four-, five-, and ten-year time periods, all ended December 31, 2013. The Fund out-performed the Standard & Poor's 500® Index in 5 of the 10 rolling five-year time frames and the performance universe in 8 of the 10 rolling five-year time frames ended December 31 for each year from 2004 through 2013. The Fund out-performed the Index in 3 of the 5 rolling ten-year time frames and the performance universe in all 5 rolling ten-year time frames ended December 31 for each year from 2009 through 2013.

The Independent Directors considered Davis Value Portfolio's management fee and total expense ratio. Both were reasonable and below the average and median ratios of its peer group as determined by Lipper.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Value Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors' shareholder oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Value Portfolio was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

19

DAVIS VALUE PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago (public transportation system).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corp. (diversified financial holding company).	13	Director, Graham Holdings Company (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	Director, exp Global Inc. (engineering).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010.	13
Director, Modine
Manufacturing Company (heat
transfer technology); Director,
Chicago Bridge & Iron
Company, N.V. (industrial
construction and engineering);
Director, Fifth Third Bancorp
(diversified financial services).

20

DAVIS VALUE PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	15	Director, Selected Funds (consisting of two portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	15	Director, Selected Funds (consisting of two portfolios) since 1998; Director, Graham Holdings Company (publishing company).

*Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

21

DAVIS VALUE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Value Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund's website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund's website at www.davisfunds.com.

DAVIS FINANCIAL PORTFOLIO	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Financial Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Davis Financial Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.
Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund's website at www.davisfunds.com, and on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS FINANCIAL PORTFOLIO	Management's Discussion of Fund Performance

Performance Overview

Davis Financial Portfolio delivered a total return on net asset value of 6.03% for the six-month period ended June 30, 2014 (the "Period"). Over the Period, the Standard & Poor's 500® Index ("Index") returned 7.14%.

The Portfolio's Absolute Performance

Insurance companies were the most important contributor1 to the Portfolio's absolute performance over the Period. Markel2, Alleghany, and American International Group were among the most important contributors to performance. Loews and Progressive were among the most important detractors from performance.

Banking companies were the second most important contributor to the Portfolio's absolute performance. Wells Fargo was among the most important contributors to performance. State Bank of India was among the most important detractors from performance. The Portfolio no longer owns State Bank of India.

Diversified Financial companies also made positive contributions to the Portfolio's absolute performance. Cielo, Brookfield Asset Management, American Express, Bank of New York Mellon, and Moody's were among the most important contributors to performance. Julius Baer Group, Visa, Goldman Sachs Group, First Marblehead, and Ameriprise Financial were among the most important detractors from performance. The Portfolio no longer owns First Marblehead or Ameriprise Financial.

Another important contributor to the Portfolio's performance was Canadian Natural Resources. Another important detractor from the Portfolio's performance was Bed Bath & Beyond. The Portfolio no longer owns Bed Bath & Beyond.

The Portfolio had approximately 16% of its net assets invested in foreign companies at June 30, 2014. As a whole, those companies out-performed the domestic companies held by the Portfolio.

The Portfolio's Relative Performance

The Portfolio under-performed the Index over the Period. The Portfolio's Financial holdings out-performed the corresponding sector3 within the Index, but the Portfolio's relative performance was hindered by having a higher average weighting in the weaker performing financial sector. The Portfolio also had a limited amount of assets invested in other sectors, which contributed to the Portfolio's overall relative performance versus the Index.

The Portfolio's Banking, Insurance, and Diversified Financial holdings out-performed the corresponding industry groups within the Index.

Davis Financial Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. Davis Financial Portfolio's principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, financial services risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, focused portfolio risk, interest rate sensitivity risk, credit risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio's investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.
1    A company's or sector's contribution to or detraction from the Portfolio's performance is a product both of its appreciation or depreciation and its weighting within the Portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
2    This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Portfolio's holdings of each company discussed.
3     The companies included in the Standard & Poor's 500® Index are divided into ten sectors. One or more industry groups make up a sector.

2

DAVIS FINANCIAL PORTFOLIO	Management's Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Financial Portfolio versus the Standard & Poor's 500® Index over 10 years for an investment made on June 30, 2004

Average Annual Total Return for periods ended June 30, 2014

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund's Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Financial Portfolio	21.78%	16.18%	5.16%	4.87%	0.68%	0.68%
Standard & Poor's 500® Index	24.61%	18.83%	7.78%	4.30%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data for Davis Financial Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance included the effect of these additional charges, the return would be lower.
3

DAVIS FINANCIAL PORTFOLIO	Fund Overview
June 30, 2014 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 06/30/14 Net Assets)		(% of 06/30/14 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	82.80%	Diversified Financials	43.70%	5.02%
Common Stock (Foreign)	16.25%	Insurance	31.30%	2.86%
Short-Term Investments	1.01%	Banks	17.49%	6.00%
Other Assets & Liabilities	(0.06)%	Energy	4.48%	10.85%
	100.00%	Information Technology	3.03%	18.82%
		Health Care	–	13.30%
		Capital Goods	–	7.79%
		Food, Beverage & Tobacco	–	5.23%
		Retailing	–	4.03%
		Media	–	3.60%
		Other	–	22.50%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 06/30/14 Net Assets)

American Express Co.	Consumer Finance	10.18%
Wells Fargo & Co.	Banks	9.91%
Bank of New York Mellon Corp.	Capital Markets	6.75%
Markel Corp.	Property & Casualty Insurance	6.51%
Visa Inc., Class A	Diversified Financial Services	4.82%
Everest Re Group, Ltd.	Reinsurance	4.79%
American International Group, Inc.	Multi-line Insurance	4.74%
Brookfield Asset Management Inc., Class A	Capital Markets	4.51%
Julius Baer Group Ltd.	Capital Markets	4.48%
JPMorgan Chase & Co.	Banks	4.44%

4

DAVIS FINANCIAL PORTFOLIO	Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for the Fund is for the six-month period ended June 30, 2014. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company's separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/14)	Ending Account Value (06/30/14)	Expenses Paid During Period* (01/01/14-06/30/14)

Actual	$1,000.00	$1,060.34	$3.47
Hypothetical	$1,000.00	$1,021.42	$3.41

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund's annualized operating expense ratio (0.68%)**, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments
June 30, 2014 (Unaudited)

Shares	Value (Note 1)
COMMON STOCK – (99.05%)
ENERGY – (4.44%)
Canadian Natural Resources Ltd. (Canada)	76,190	$3,497,883
	Total Energy	3,497,883
FINANCIALS – (91.60%)
Banks – (17.32%)
ICICI Bank Ltd., ADR (India)	14,060	701,594
JPMorgan Chase & Co.	60,750	3,500,415
U.S. Bancorp	37,760	1,635,763
Wells Fargo & Co.	148,440	7,802,007
		13,639,779
Diversified Financials – (43.28%)
Capital Markets – (21.93%)
Bank of New York Mellon Corp.	141,750	5,312,790
Brookfield Asset Management Inc., Class A (Canada)	80,780	3,555,936
Charles Schwab Corp.	87,550	2,357,721
Goldman Sachs Group, Inc.	15,030	2,516,623
Julius Baer Group Ltd. (Switzerland)	85,574	3,527,949
		17,271,019
Consumer Finance – (10.18%)
American Express Co.	84,510	8,017,464
Diversified Financial Services – (11.17%)
Berkshire Hathaway Inc., Class A *	9	1,709,105
Cielo S.A. (Brazil)	73,440	1,512,342
Moody's Corp.	20,300	1,779,498
Visa Inc., Class A	18,020	3,796,994
		8,797,939
		34,086,422
Insurance – (31.00%)
Insurance Brokers – (3.60%)
Marsh & McLennan Cos, Inc.	54,640	2,831,445
Multi-line Insurance – (6.82%)
American International Group, Inc.	68,380	3,732,181
Loews Corp.	37,320	1,642,453
		5,374,634
Property & Casualty Insurance – (11.94%)
ACE Ltd.	26,910	2,790,567
Markel Corp. *	7,825	5,130,383
Progressive Corp.	58,515	1,483,940
		9,404,890
Reinsurance – (8.64%)
Alleghany Corp. *	6,923	3,033,104
Everest Re Group, Ltd.	23,520	3,774,725
		6,807,829
		24,418,798
	Total Financials	72,144,999

6

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments – (Continued)
June 30, 2014 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATIONS TECHNOLOGY – (3.01%)
Software & Services – (3.01%)
Google Inc., Class A *	2,040	$1,192,961
Google Inc., Class C *	2,040	1,173,908
	TOTAL INFORMATION TECHNOLOGY	2,366,869
	TOTAL COMMON STOCK – (Identified cost $45,196,815)	78,009,751
SHORT-TERM INVESTMENTS – (1.01%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.12%, 07/01/14, dated 06/30/14, repurchase value of $380,001 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.00%, 07/03/14-06/01/44, total market value $387,600)	$380,000	380,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.11%, 07/01/14, dated 06/30/14, repurchase value of $352,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.49%-7.50%, 05/15/22-06/20/44, total market value $359,040)	352,000	352,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.15%, 07/01/14, dated 06/30/14, repurchase value of $66,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.31%-4.50%, 01/01/23-06/01/44, total market value $67,320)	66,000	66,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $798,000)	798,000
Total Investments – (100.06%) – (Identified cost $45,994,815) – (a)		78,807,751
Liabilities Less Other Assets – (0.06%)		(47,625)
	Net Assets – (100.00%)	$78,760,126

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $46,100,047. At June 30, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation		$32,707,704
Unrealized depreciation		–
	Net unrealized appreciation	$32,707,704

See Notes to Financial Statements

7

DAVIS FINANCIAL PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2014 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$78,807,751
Cash	12,362
Receivables:
Capital stock sold	3,651
Dividends and interest	22,910
Prepaid expenses	480
Total assets	78,847,154
LIABILITIES:
Payables:
Capital stock redeemed	28,225
Accrued audit fees	8,260
Accrued custodian fees	4,474
Accrued investment advisory fee	37,844
Other accrued expenses	8,225
Total liabilities	87,028
NET ASSETS	$78,760,126
SHARES OUTSTANDING	4,926,525
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$15.99
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$4,927
Additional paid-in capital	40,546,148
Undistributed net investment income	593,619
Accumulated net realized gains from investments and foreign currency transactions	4,802,242
Net unrealized appreciation on investments and foreign currency transactions	32,813,190
Net Assets	$78,760,126

*Including:
Cost of Investments	$45,994,815

See Notes to Financial Statements

8

DAVIS FINANCIAL PORTFOLIO	Statement of Operations
For the six months ended June 30, 2014 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$698,000
Interest		498
Total income		698,498

Expenses:
Investment advisory fees (Note 3)	$211,389
Custodian fees	14,378
Transfer agent fees	5,496
Audit fees	9,660
Legal fees	1,071
Accounting fees (Note 3)	1,002
Reports to shareholders	3,801
Directors' fees and expenses	10,135
Registration and filing fees	30
Miscellaneous	5,176
Total expenses		262,138
Net investment income		436,360

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		4,514,745
Foreign currency transactions		(197)
Net realized gain		4,514,548
Net decrease in unrealized appreciation		(514,926)
Net realized and unrealized gain on investments and foreign currency transactions		3,999,622
Net increase in net assets resulting from operations		$4,435,982

*Net of foreign taxes withheld as follows		$9,590

See Notes to Financial Statements

9

DAVIS FINANCIAL PORTFOLIO	Statements of Changes in Net Assets

Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013

OPERATIONS:
Net investment income	$436,360	$674,500
Net realized gain from investments and foreign currency transactions	4,514,548	2,727,465
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(514,926)	16,821,040
Net increase in net assets resulting from operations	4,435,982	20,223,005

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(428,791)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(6,556,765)	(6,167,879)
Total increase (decrease) in net assets	(2,120,783)	13,626,335

NET ASSETS:
Beginning of period	80,880,909	67,254,574
End of period*	$78,760,126	$80,880,909

*Including undistributed net investment income of	$593,619	$157,259

See Notes to Financial Statements

10

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements
June 30, 2014 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

11

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2014 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Energy	$3,497,883	–	–	3,497,883
Financials	72,144,999	–	–	72,144,999
Information Technology	2,366,869	–	–	2,366,869
Short-term securities	–	798,000	–	798,000
Total Investments	$78,009,751	$798,000	$–	$78,807,751

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended June 30, 2014.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

12

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2014 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2014, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2010.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Directors account is based upon years of service and fees paid to each Directors during the years of service. The amount paid to the Directors by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2014 were $15,969,467 and $21,697,262, respectively.

13

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2014 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund's average net assets.

Accounting Fees - State Street Bank and Trust Company ("State Street Bank") is the Fund's primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2014 amounted to $1,002.

NOTE 4 - CAPITAL STOCK

At June 30, 2014, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2014 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	43,733	–	(480,534)	(436,801)
Value:	$655,217	$–	$(7,211,982)	$(6,556,765)

	Year ended December 31, 2013
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	459,945	28,682	(948,654)	(460,027)
Value:	$6,097,514	$428,791	$(12,694,184)	$(6,167,879)

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Fund had no borrowings during the six months ended June 30, 2014.

14

DAVIS FINANCIAL PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2014	Year ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$15.08	$11.55	$9.98	$11.00	$9.98	$7.12

Income (Loss) from Investment Operations:
Net Investment Income	0.09	0.13	0.12	0.14	0.12	0.05
Net Realized and Unrealized Gains (Losses)	0.82	3.48	1.75	(1.01)	0.99	2.88
Total from Investment Operations	0.91	3.61	1.87	(0.87)	1.11	2.93

Dividends and Distributions:
Dividends from Net Investment Income	–	(0.08)	(0.23)	(0.15)	(0.09)	(0.07)
Distributions from Realized Gains	–	–	–[a]	–	–	–
Return of Capital	–	–	(0.07)	–	–	–
Total Dividends and Distributions	–	(0.08)	(0.30)	(0.15)	(0.09)	(0.07)

Net Asset Value, End of Period	$15.99	$15.08	$11.55	$9.98	$11.00	$9.98

Total Return[b]	6.03%	31.26%	18.83%	(7.96)%	11.10%	41.18%[c]

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$78,760	$80,881	$67,255	$60,834	$82,403	$87,837
Ratio of Expenses to Average Net Assets:
Gross	0.68%[d]	0.68%	0.69%	0.69%	0.69%	0.78%
Net[e]	0.68%[d]	0.68%	0.69%	0.69%	0.69%	0.78%
Ratio of Net Investment Income to Average Net Assets	1.14%[d]	0.90%	0.98%	0.99%	0.99%	0.67%
Portfolio Turnover Rate[f]	21%	2%	16%	11%	2%	10%

a	Less than $0.005 per share.

b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

c
Davis Financial Portfolio received a favorable class action settlement from a company that it no longer owns. This settlement had an approximate impact of 0.4% on the investment performance of the Fund in 2009. This was a one-time event that is unlikely to be repeated.

d	Annualized.

e	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

f
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

15

DAVIS FINANCIAL PORTFOLIO	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly "Davis Advisors" and "Advisory Agreements").

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in March 2014 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. In reaching their decision the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Financial Portfolio and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors' determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors' recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.
Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder's ultimate return is the product of a fund's results as well as the shareholder's behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Davis Funds' shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds.  In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors' (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over the long-term; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

16

DAVIS FINANCIAL PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule of the Fund, including an assessment of competitive fee schedules.

The Independent Directors reviewed the fixed management fee for the Fund, profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund's net assets increase, and whether the fixed fee reflected those potential economies of scale. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors' sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive and the risks associated with operating SEC registered, publicly traded mutual funds are greater. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax and accounting issues which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has gotten more intense.

The Independent Directors noted that Davis Financial Portfolio had under-performed its benchmark, the Standard & Poor's 500® Index, over the one-, three-, five-, and ten-year time periods and out-performed since inception (July 1, 1999), all ended February 28, 2014. The Lipper Report (prepared by an independent service provider) indicated that the Fund out-performed the Lipper Performance Universe over the three-, four-, five-, and ten-year time periods, but under-performed over the one- and two-year time periods, all ended December 31, 2013. The Fund out-performed the Standard & Poor's 500® Index in 3 of the 10 rolling five-year time frames and the performance universe in all 10 rolling five-year time frames ended December 31 for each year from 2004 through 2013. The Fund out-performed the Index in 1 of the 5 rolling ten-year time frames and the performance universe in all 5 rolling ten-year time frames ended December 31 for each year from 2009 through 2013.

The Independent Directors considered Davis Financial Portfolio's management fee and total expense ratio. Both were reasonable and below the average ratios of its peer group as determined by Lipper.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Financial Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors' shareholder oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Financial Portfolio was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer groups as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

17

DAVIS FINANCIAL PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago (public transportation system).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corp. (diversified financial holding company).	13	Director, Graham Holdings Company (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	Director, exp Global Inc. (engineering).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010.	13
Director, Modine
Manufacturing Company (heat
transfer technology); Director,
Chicago Bridge & Iron
Company, N.V. (industrial
construction and engineering);
Director, Fifth Third Bancorp
(diversified financial services).

18

DAVIS FINANCIAL PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	15	Director, Selected Funds (consisting of two portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	15	Director, Selected Funds (consisting of two portfolios) since 1998; Director, Graham Holdings Company (publishing company).

*Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

19

DAVIS FINANCIAL PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Financial Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund's website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund's website at www.davisfunds.com.

DAVIS REAL ESTATE PORTFOLIO	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Real Estate Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Davis Real Estate Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund's website at www.davisfunds.com, and on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS REAL ESTATE PORTFOLIO	Management's Discussion of Fund Performance

Performance Overview

Davis Real Estate Portfolio delivered a total return on net asset value of 15.31% for the six-month period ended June 30, 2014 (the "Period"). Over the same time Period, the Wilshire U.S. Real Estate Securities Index ("Index") returned 17.93%. Every sub-industry1 within the Index delivered positive returns. The sub-industries within the index that turned in the strongest performance over the Period were Hotels, Resorts & Cruise Lines and Residential REITs. The sub-industries that turned in the weakest (but still positive) performance over the Period were Real Estate Operating Companies and Health Care REITs.

The Portfolio's Absolute Performance

Residential REITs were the most important contributor2 to the Portfolio's absolute performance over the Period. Essex Property Trust3, American Campus Communities, and AvalonBay Communities were among the most important contributors to performance. Campus Crest Communities was among the most important detractors from performance. The Portfolio no longer owns Campus Crest Communities.

Retail REITs were the second most important contributor to the Portfolio's absolute performance. Simon Property Group and Federal Realty Investment Trust were among the most important contributors to performance. CBL & Associates Properties and Washington Prime Group were among the most important detractors from performance. The Portfolio no longer owns CBL & Associates Properties.

Office REITs also made positive contributions to the Portfolio's absolute performance. Alexandria Real Estate Equities, Boston Properties, and Corporate Office Properties Trust were among the most important contributors to performance. SL Green Realty was among the most important detractors from performance. The Portfolio no longer owns SL Green Realty.

The Portfolio's Relative Performance

Real Estate Operating Companies were an important detractor from the Portfolio's performance relative to the Index over the Period. The Portfolio's Real Estate Operating Companies (consisting only of Forest City Enterprises) under-performed the corresponding sub-industry within the Index and had a higher average weighting.

Hotel & Resort REITs were also a detractor from the Portfolio's relative performance. The Portfolio's Hotel & Resort REITs out-performed the corresponding sub-industry within the Index and had a lower average weighting.

Office REITs were the most important contributor to the Portfolio's relative performance. The Portfolio's Office REITs out-performed the corresponding sub-industry within the Index and had a lower average weighting.

Davis Real Estate Portfolio's investment objective is total return through a combination of growth and income. There can be no assurance that the Portfolio will achieve its objective. Davis Real Estate Portfolio's principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, real estate risk, focused portfolio risk, variable current income risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio's investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.
Davis Real Estate Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Portfolio's portfolio in a few companies, the Portfolio's investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.
1  The companies included in the Wilshire U.S. Real Estate Securities Index are divided into ten sub-industries.
2    A company's or sector's contribution to or detraction from the Portfolio's performance is a product both of its appreciation or depreciation and its weighting within the Portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
3    This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Portfolio's holdings of each company discussed.

2

DAVIS REAL ESTATE PORTFOLIO	Management's Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Real Estate Portfolio versus the
Standard & Poor's 500® Index and the Wilshire U.S. Real Estate Securities Index
over 10 years for an investment made on June 30, 2004

Average Annual Total Return for periods ended June 30, 2014

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Fund's Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Real Estate Portfolio	11.58%	19.46%	6.92%	8.71%	0.84%	0.84%
Standard & Poor's 500® Index	24.61%	18.83%	7.78%	4.30%
Wilshire U.S. Real Estate Securities Index	13.77%	24.07%	9.47%	11.13%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.
The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.
The performance data for Davis Real Estate Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS REAL ESTATE PORTFOLIO	Fund Overview
June 30, 2014 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 06/30/14 Net Assets)		(% of 06/30/14 Long-Term Portfolio)

				Wilshire U.S.
				Real Estate
			Fund	Securities Index
Common Stock	91.22%	Retail REITs	22.11%	24.26%
Convertible Bonds	0.50%	Office REITs	18.19%	15.58%
Short-Term Investments	8.10%	Residential REITs	17.56%	18.05%
Other Assets & Liabilities	0.18%	Specialized REITs	10.71%	6.61%
	100.00%	Industrial REITs	7.26%	5.20%
		Diversified REITs	6.29%	7.63%
		Real Estate Operating Companies	5.39%	0.62%
		Hotel & Resorts REITs	4.90%	8.78%
		Diversified Real Estate Activities	2.84%	–
		Telecommunication Services	2.61%	–
		Health Care REITs	2.14%	12.87%
		Hotels, Resorts & Cruise Lines	–	0.40%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 06/30/14 Net Assets)

Simon Property Group, Inc.	Retail REITs	5.15%
AvalonBay Communities, Inc.	Residential REITs	4.91%
American Tower Corp.	Specialized REITs	4.88%
Forest City Enterprises, Inc., Class A	Real Estate Operating Companies	4.45%
Alexandria Real Estate Equities, Inc.	Office REITs	3.72%
Acadia Realty Trust	Retail REITs	3.18%
Essex Property Trust, Inc.	Residential REITs	3.12%
Post Properties, Inc.	Residential REITs	3.10%
Corporate Office Properties Trust	Office REITs	2.93%
General Growth Properties, Inc.	Retail REITs	2.90%

4

DAVIS REAL ESTATE PORTFOLIO	Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for the Fund is for the six-month period ended June 30, 2014. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company's separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/14)	Ending Account Value (06/30/14)	Expenses Paid During Period* (01/01/14-06/30/14)

Actual	$1,000.00	$1,153.13	$4.48
Hypothetical	$1,000.00	$1,020.63	$4.21

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund's annualized operating expense ratio (0.84%)**, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (91.22%)
FINANCIALS – (88.82%)
Real Estate – (88.82%)
Real Estate Investment Trusts (REITs) – (81.77%)
Diversified REITs – (5.77%)
Cousins Properties, Inc.	8,910	$110,929
Liberty Property Trust	18,220	691,085
Vornado Realty Trust	6,270	669,197
		1,471,211
Health Care REITs – (1.96%)
Ventas, Inc.	7,810	500,621
Hotel & Resort REITs – (4.49%)
Host Hotels & Resorts Inc.	31,820	700,358
LaSalle Hotel Properties	12,620	445,360
		1,145,718
Industrial REITs – (6.66%)
DCT Industrial Trust Inc.	80,430	660,330
EastGroup Properties, Inc.	8,430	541,459
First Industrial Realty Trust, Inc.	6,820	128,489
Terreno Realty Corp.	19,010	367,463
		1,697,741
Office REITs – (16.69%)
Alexandria Real Estate Equities, Inc.	12,230	949,537
BioMed Realty Trust, Inc.	16,170	352,991
Boston Properties, Inc.	6,090	719,716
Brandywine Realty Trust	28,780	448,968
CoreSite Realty Corp.	11,340	375,014
Corporate Office Properties Trust	26,850	746,699
DuPont Fabros Technology Inc.	14,790	398,738
Highwoods Properties, Inc.	6,270	263,027
		4,254,690
Residential REITs – (16.10%)
American Campus Communities, Inc.	15,090	577,042
AvalonBay Communities, Inc.	8,810	1,252,694
Education Realty Trust, Inc.	33,340	358,072
Equity Lifestyle Properties, Inc.	7,530	332,525
Essex Property Trust, Inc.	4,300	795,113
Post Properties, Inc.	14,790	790,673
		4,106,119
Retail REITs – (20.28%)
Acadia Realty Trust	28,910	812,082
DDR Corp.	24,130	425,412
Federal Realty Investment Trust	5,040	609,437
General Growth Properties, Inc.	31,390	739,548
Simon Property Group, Inc.	7,892	1,312,282
Tanger Factory Outlet Centers, Inc.	18,190	636,104
Taubman Centers, Inc.	7,400	560,994
Washington Prime Group Inc.	3,946	73,948
		5,169,807

6

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments – (Continued)
June 30, 2014 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (9.82%)
American Tower Corp.	13,820	$1,243,524
CubeSmart	29,140	533,845
EPR Properties	5,620	313,989
Weyerhaeuser Co.	12,460	412,301
		2,503,659
		20,849,566
Real Estate Management & Development – (7.05%)
Diversified Real Estate Activities – (2.60%)
Alexander & Baldwin Inc.	16,020	664,029
Real Estate Operating Companies – (4.45%)
Forest City Enterprises, Inc., Class A *	57,030	1,133,186
		1,797,215
	Total Financials	22,646,781
TELECOMMUNICATION SERVICES – (2.40%)
SBA Communications Corp., Class A *	5,970	610,820
	Total Telecommunication Services	610,820
TOTAL COMMON STOCK – (Identified cost $21,171,383)		23,257,601
CONVERTIBLE BONDS – (0.50%)
FINANCIALS – (0.50%)
Real Estate – (0.50%)
Real Estate Management & Development – (0.50%)
Real Estate Operating Companies – (0.50%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	$80,000	128,000
TOTAL CONVERTIBLE BONDS – (Identified cost $80,000)		128,000
SHORT-TERM INVESTMENTS – (8.10%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.12%, 07/01/14, dated 06/30/14, repurchase value of $982,003 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.00%, 07/03/14-06/01/44, total market value $1,001,640)	982,000	982,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.11%, 07/01/14, dated 06/30/14, repurchase value of $912,003 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-6.00%, 08/15/23-06/20/44, total market value $930,240)	912,000	912,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.15%, 07/01/14, dated 06/30/14, repurchase value of $171,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.972%-4.50%, 11/01/25-06/01/44, total market value $174,420)	171,000	171,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,065,000)		2,065,000

7

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments – (Continued)
June 30, 2014 (Unaudited)

Total Investments – (99.82%) – (Identified cost $23,316,383) – (a)	$25,450,601
Other Assets Less Liabilities – (0.18%)	46,663
Net Assets – (100.00%)	$25,497,264

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $23,334,021. At June 30, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$2,251,440
Unrealized depreciation	(134,860)
Net unrealized appreciation	$2,116,580

See Notes to Financial Statements

8

DAVIS REAL ESTATE PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2014 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$25,450,601
Cash	1,375
Receivables:
Capital stock sold	400
Dividends and interest	96,644
Prepaid expenses	232
Total assets	25,549,252
LIABILITIES:
Payables:
Capital stock redeemed	18,806
Accrued audit fees	8,260
Accrued custodian fees	3,500
Accrued investment advisory fee	14,094
Other accrued expenses	7,328
Total liabilities	51,988
NET ASSETS	$25,497,264
SHARES OUTSTANDING	2,099,607
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$12.14
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$2,100
Additional paid-in capital	27,518,830
Undistributed net investment income	433,885
Accumulated net realized losses from investments and foreign currency transactions	(4,591,779)
Net unrealized appreciation on investments and foreign currency transactions	2,134,228
Net Assets	$25,497,264

*Including:
Cost of Investments	$23,316,383

See Notes to Financial Statements

9

DAVIS REAL ESTATE PORTFOLIO	Statement of Operations
For the six months ended June 30, 2014 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$319,640
Interest		8,207
Total income		327,847

Expenses:
Investment advisory fees (Note 3)	$65,416
Custodian fees	9,994
Transfer agent fees	3,132
Audit fees	9,660
Legal fees	334
Accounting fees (Note 3)	1,002
Reports to shareholders	650
Directors' fees and expenses	5,122
Registration and filing fees	11
Miscellaneous	4,146
Total expenses		99,467
Net investment income		228,380

REALIZED & UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain from:
Investment transactions		446,506
Foreign currency transactions		16
Net realized gain		446,522
Net change in unrealized appreciation (depreciation)		2,703,601
Net realized and unrealized gain on investments and foreign currency transactions		3,150,123
Net increase in net assets resulting from operations		$3,378,503

*Net of foreign taxes withheld as follows		$817

See Notes to Financial Statements

10

DAVIS REAL ESTATE PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
OPERATIONS:
Net investment income	$228,380	$397,004
Net realized gain from investments and foreign currency transactions	446,522	3,681,187
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	2,703,601	(4,288,685)
Net increase (decrease) in net assets resulting from operations	3,378,503	(210,494)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(73,345)	(296,834)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4)	181,088	(5,549,967)
Total increase (decrease) in net assets	3,486,246	(6,057,295)

NET ASSETS:
Beginning of period	22,011,018	28,068,313
End of period*	$25,497,264	$22,011,018

*Including undistributed net investment income of	$433,885	$278,850

See Notes to Financial Statements

11

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements
June 30, 2014 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

12

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2014 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Financials	22,646,781	–	–	22,646,781
Telecommunication Services	610,820	–	–	610,820
Convertible debt securities	–	128,000	–	128,000
Short-term securities	–	2,065,000	–	2,065,000
Total Investments	$23,257,601	$2,193,000	$–	$25,450,601

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended June 30, 2014.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

13

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2014 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2014, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2010. At December 31, 2013, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Capital Loss Carryforwards
Expiring
12/31/2017	$5,021,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Directors account is based upon years of service and fees paid to each Directors during the years of service. The amount paid to the Directors by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2014 were $5,541,211 and $6,024,603, respectively.

14

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2014 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund's average net assets.

Accounting Fees - State Street Bank and Trust Company ("State Street Bank") is the Fund's primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2014 amounted to $1,002.

NOTE 4 - CAPITAL STOCK

At June 30, 2014, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2014 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Increase

Shares:	257,603	6,395	(248,774)	15,224
Value:	$2,942,952	$73,345	$(2,835,209)	$181,088

	Year ended December 31, 2013
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	137,016	27,298	(671,030)	(506,716)
Value:	$1,523,175	$296,834	$(7,369,976)	$(5,549,967)

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Fund had no borrowings during the six months ended June 30, 2014.

15

DAVIS REAL ESTATE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2014	Year ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.56	$10.83	$9.34	$8.69	$7.40	$5.80

Income (Loss) from Investment Operations:
Net Investment Income	0.11	0.19	0.16	0.14	0.13	0.16
Net Realized and Unrealized Gains (Losses)	1.51	(0.33)	1.44	0.63	1.31	1.60
Total from Investment Operations	1.62	(0.14)	1.60	0.77	1.44	1.76

Dividends and Distributions:
Dividends from Net Investment Income	(0.04)	(0.13)	(0.11)	(0.12)	(0.15)	(0.16)
Total Dividends and Distributions	(0.04)	(0.13)	(0.11)	(0.12)	(0.15)	(0.16)
Net Asset Value, End of Period	$12.14	$10.56	$10.83	$9.34	$8.69	$7.40

Total Return[a]	15.31%	(1.32)%	17.15%	8.89%	19.70%	31.73%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)
Ratio of Expenses to Average Net Assets:	$25,497	$22,011	$28,068	$24,226	$25,269	$23,566
Gross	0.84%[b]	0.81%	0.77%	0.81%	0.81%	0.98%
Net[c]	0.84%[b]	0.81%	0.77%	0.81%	0.81%	0.98%
Ratio of Net Investment Income to Average Net Assets	1.92%[b]	1.52%	1.55%	1.50%	1.58%	2.81%
Portfolio Turnover Rate[d]	25%	73%	51%	75%	43%	70%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

b	Annualized.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

16

DAVIS REAL ESTATE PORTFOLIO	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly "Davis Advisors" and "Advisory Agreements").

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in March 2014 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. In reaching their decision the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Real Estate Portfolio and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors' determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors' recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.
Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder's ultimate return is the product of a fund's results as well as the shareholder's behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Davis Funds' shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds.  In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors' (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over the long-term; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

17

DAVIS REAL ESTATE PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule of the Fund, including an assessment of competitive fee schedules.

The Independent Directors reviewed the fixed management fee for the Fund, profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund's net assets increase, and whether the fixed fee reflected those potential economies of scale. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors' sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive and the risks associated with operating SEC registered, publicly traded mutual funds are greater. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax and accounting issues which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has gotten more intense.

The Independent Directors noted that Davis Real Estate Portfolio under-performed its benchmark, the Wilshire U.S. Real Estate Securities Index, over the one-, three-, five-, and ten-year time periods as well as since inception (July 1, 1999), all ended February 28, 2014. The Lipper Report (prepared by an independent service provider) indicated that the Fund under-performed the Lipper Performance Universe over the one-, two-, three-, four-, five-, and ten-year time periods ended December 31, 2013. The Fund out-performed the Lipper Category Index over the three-, four-, and five-year time periods, but under-performed over the one-, two-, and ten-year time periods, all ended December 31, 2013. The Independent Directors noted that the Fund out-performed the Wilshire U.S. Real Estate Securities Index in 1 of the 10 rolling five-year time frames and the performance universe in 4 of the 10 rolling five-year time frames ended December 31 for each year from 2004 through 2013. The Fund under-performed both the Index and the performance universe in all 5 of the rolling ten-year time frames ended December 31 for each year from 2009 through 2013.

The Independent Directors considered Davis Real Estate Portfolio's management fee and total expense ratio. Both were reasonable and below the average and median ratios of its peer group as determined by Lipper.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Real Estate Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors' shareholder oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Real Estate Portfolio was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

18

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago (public transportation system).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corp. (diversified financial holding company).	13	Director, Graham Holdings Company (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	Director, exp Global Inc. (engineering).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010.	13
Director, Modine
Manufacturing Company (heat
transfer technology); Director,
Chicago Bridge & Iron
Company, N.V. (industrial
construction and engineering);
Director, Fifth Third Bancorp
(diversified financial services).

19

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	15	Director, Selected Funds (consisting of two portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	15	Director, Selected Funds (consisting of two portfolios) since 1998; Director, Graham Holdings Company (publishing company).

*Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

20

DAVIS REAL ESTATE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Real Estate Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund's website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund's website at www.davisfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's board of directors has determined that independent trustee Marsha Williams qualifies as the "audit committee financial expert", as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 25, 2014

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: August 25, 2014